UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	22.6	14.4	16.8
8 - 30	4.5	30.2	16.1
31 - 60	30.2	24.6	23.8
61 - 90	34.7	19.0	30.6
91 - 180	8.0	10.2	11.7
> 180	0.0	1.6	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
U.S. Treasury Debt	100.0%

As of March 31, 2017
U.S. Treasury Debt	100.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	0.89%	0.78%	0.47%	0.31%	0.17%
Class II	0.74%	0.63%	0.32%	0.16%	0.02%
Class III	0.64%	0.53%	0.22%	0.06%	0.01%
Class IV	0.39%	0.28%	0.01%	0.01%	0.01%
Select Class	0.84%	0.73%	0.42%	0.26%	0.12%
Institutional Class	0.93%	0.82%	0.51%	0.35%	0.21%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 0.86% for Class I, 0.70% for Class II, 0.60% for Class III, 0.35% for Class IV, 0.81% for Select Class and 0.89% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Treasury Only Portfolio

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 100.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 100.0%
U.S. Treasury Bills
10/5/17 to 2/15/18	0.96 to 1.14%	$9,703,929	$9,686,386
U.S. Treasury Notes
10/31/17 to 7/31/19	0.74 to 1.32 (b)	3,520,041	3,521,534
TOTAL U.S. TREASURY DEBT
(Cost $13,207,920)			13,207,920
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,207,920)			13,207,920
NET OTHER ASSETS (LIABILITIES) - 0.0%			5,067
NET ASSETS - 100%			$13,212,987

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,207,920)		$13,207,920
Cash		1
Receivable for fund shares sold		11,188
Interest receivable		9,102
Prepaid expenses		32
Receivable from investment adviser for expense reductions		401
Total assets		13,228,644
Liabilities
Payable for fund shares redeemed	$9,218
Distributions payable	3,943
Accrued management fee	1,555
Distribution and service plan fees payable	248
Other affiliated payables	622
Other payables and accrued expenses	71
Total liabilities		15,657
Net Assets		$13,212,987
Net Assets consist of:
Paid in capital		$13,213,013
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on investments		(22)
Net Assets		$13,212,987
Class I:
Net Asset Value, offering price and redemption price per share ($6,980,558 ÷ 6,979,422 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($215,974 ÷ 215,990 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($896,925 ÷ 896,663 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($35,548 ÷ 35,542 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($153,744 ÷ 153,744 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,930,238 ÷ 4,930,047 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest		$59,703
Expenses
Management fee	$9,188
Transfer agent fees	3,241
Distribution and service plan fees	1,477
Accounting fees and expenses	474
Custodian fees and expenses	75
Independent trustees' fees and expenses	24
Registration fees	79
Audit	22
Legal	11
Miscellaneous	39
Total expenses before reductions	14,630
Expense reductions	(2,245)	12,385
Net investment income (loss)		47,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(19)
Total net realized gain (loss)		(19)
Net increase in net assets resulting from operations		$47,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,318	$31,360
Net realized gain (loss)	(19)	93
Net increase in net assets resulting from operations	47,299	31,453
Distributions to shareholders from net investment income	(47,508)	(31,217)
Share transactions - net increase (decrease)	(524,650)	114,871
Total increase (decrease) in net assets	(524,859)	115,107
Net Assets
Beginning of period	13,737,846	13,622,739
End of period	$13,212,987	$13,737,846
Other Information
Undistributed net investment income end of period	$–	$186
Distributions in excess of net investment income end of period	$(4)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.002	–A	–A	–A	–A
Distributions from net investment income	(.004)	(.002)	–A	–A	–A	–A
Total distributions	(.004)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.37%	.23%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.11%	.05%	.06%	.10%
Expenses net of all reductions	.18%E	.18%	.11%	.05%	.06%	.10%
Net investment income (loss)	.73%E	.24%	.05%	- %F	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6,981	$7,638	$10,035	$9,402	$9,795	$9,431

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.29%	.09%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.13%	.05%	.06%	.10%
Expenses net of all reductions	.33%E	.33%	.13%	.05%	.06%	.10%
Net investment income (loss)	.58%E	.09%	.03%	- %F	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$216	$159	$307	$310	$359	$354

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A	–A
Total distributions	(.002)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.24%	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.38%	.15%	.05%	.06%	.10%
Expenses net of all reductions	.43%E	.38%	.15%	.05%	.06%	.10%
Net investment income (loss)	.48%E	.04%	.01%	- %F	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$897	$921	$831	$635	$487	$408

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.12%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.72%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%E	.37%	.14%	.04%	.06%	.10%
Expenses net of all reductions	.68%E	.37%	.14%	.04%	.06%	.10%
Net investment income (loss)	.23%E	.05%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$36	$32	$338	$114	$18	$22

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.002	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.002)	–A	–A	–A	–A
Total distributions	(.003)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.34%	.18%	.03%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.27%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.12%	.05%	.06%	.10%
Expenses net of all reductions	.23%E	.23%	.12%	.05%	.06%	.10%
Net investment income (loss)	.68%E	.19%	.04%	- %F	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$154	$94	$180	$194	$215	$210

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.004	.003	.001	–B
Distributions from net investment income	(.004)	(.003)	(.001)	–B
Total distributions	(.004)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.39%	.27%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.19%F
Expenses net of fee waivers, if any	.14%F	.14%	.12%	.04%F
Expenses net of all reductions	.14%F	.14%	.12%	.04%F
Net investment income (loss)	.77%F	.28%	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$4,930	$4,894	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	55.0	52.3	50.5
8 - 30	0.2	16.1	7.5
31 - 60	13.4	7.4	12.6
61 - 90	19.6	7.5	12.7
91 - 180	11.8	12.9	12.9
> 180	0.0	3.8	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
U.S. Treasury Debt	51.1%
Repurchase Agreements	46.7%
Net Other Assets (Liabilities)	2.2%

As of March 31, 2017
U.S. Treasury Debt	60.5%
Repurchase Agreements	39.0%
Net Other Assets (Liabilities)	0.5%

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	0.91%	0.83%	0.55%	0.35%	0.20%
Class II	0.76%	0.68%	0.40%	0.20%	0.05%
Class III	0.66%	0.58%	0.30%	0.10%	0.01%
Class IV	0.41%	0.33%	0.05%	0.01%	0.01%
Select Class	0.86%	0.78%	0.50%	0.30%	0.15%
Institutional Class	0.95%	0.87%	0.59%	0.39%	0.24%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 0.87% for Class I, 0.71% for Class II, 0.61% for Class III, 0.36% for Class IV, 0.82% for Select Class and 0.90% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Treasury Portfolio

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 51.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 51.1%
U.S. Treasury Bills
11/2/17 to 3/8/18	1.02 to 1.15%	$6,025,400	$6,010,548
U.S. Treasury Notes
10/31/17 to 7/31/19	0.74 to 1.32 (b)	6,899,441	6,901,485
TOTAL U.S. TREASURY DEBT
(Cost $12,912,033)			12,912,033

U.S. Treasury Repurchase Agreement - 46.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.05% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations) #	$1,102,032	$1,101,936
With:
Barclays Capital, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $32,642,977, 0.63% - 3.75%, 9/30/17 - 2/15/26)	32,003	32,000
BMO Capital Markets Corp. at:
1.06%, dated 9/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,058,389, 2.00%, 2/15/22)	31,072	31,000
1.07%, dated 8/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $15,408,279, 2.50%, 8/15/23)	15,042	15,000
BMO Harris Bank NA at:
1.06%, dated:
7/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $26,972,770, 1.00%, 5/15/18)	26,070	26,000
7/13/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $27,625,584, 0.75% - 3.38%, 10/31/17 - 8/15/47)	27,067	27,000
7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $29,910,821, 2.75%, 11/15/23)	29,066	29,000
8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,983,625, 1.38%, 6/30/18)	28,073	28,000
8/9/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $47,126,931, 0.88% - 3.63%, 1/31/18 - 8/15/47)	46,126	46,000
8/10/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $31,811,875, 1.38% - 3.63%, 1/31/18 - 8/15/47)	31,082	31,000
8/17/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,866,081, 3.63%, 2/15/20)	32,084	32,000
1.07%, dated:
7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $30,038,752, 2.00% - 3.13%, 11/15/26 - 2/15/43)	29,073	29,000
7/26/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $29,744,271, 2.00%, 2/15/22)	29,073	29,000
(Collateralized by U.S. Treasury Obligations valued at $14,341,317, 0.75% - 3.63%, 12/31/17 - 8/15/47)	14,037	14,000
7/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $14,432,234, 0.75% - 3.63%, 10/31/17 - 2/15/47)	14,038	14,000
7/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $29,886,108, 2.50%, 5/15/24)	29,076	29,000
9/1/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,366,004, 2.00% - 2.25%, 12/31/23 - 8/15/25)	16,049	16,000
9/14/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $20,609,326, 2.00%, 2/15/22)	20,054	20,000
1.08%, dated 8/4/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $17,379,952, 0.00% - 3.63%, 11/16/17 - 8/15/47)	17,053	17,000
BNP Paribas, S.A. at:
1.08%, dated:
7/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,625,207, 0.00% - 6.25%, 10/12/17 - 8/15/45)	28,076	28,000
8/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $57,215,995, 0.00% - 7.88%, 10/12/17 - 8/15/40)	56,153	56,000
8/8/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $63,344,370, 0.00% - 3.88%, 10/12/17 - 11/15/45)	62,169	62,000
8/11/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $126,708,639, 0.00% - 6.25%, 10/12/17 - 2/15/45)	124,339	124,000
1.09%, dated:
8/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $64,408,498, 0.00% - 4.75%, 10/12/17 - 8/15/44)	63,179	63,000
8/30/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $73,513,380, 0.00% - 2.38%, 10/12/17 - 8/15/24)	72,201	72,000
8/31/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $66,863,521, 1.24% - 4.75%, 8/31/18 - 11/15/46)	65,181	65,000
9/5/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $50,502,338, 2.00% - 4.63%, 2/15/23 - 11/15/43)	49,135	49,000
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $65,833,031, 2.00% - 2.88%, 11/15/26 - 8/15/45)	64,176	64,000
9/11/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $132,908,977, 1.50% - 6.25%, 8/31/18 - 11/15/43)	129,355	129,000
9/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $137,779,223, 0.00% - 2.75%, 10/12/17 - 11/15/23)	135,376	135,000
9/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $134,709,362, 0.00% - 7.63%, 10/12/17 - 2/15/45)	132,364	132,000
1.1%, dated:
7/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,627,106, 0.00% - 8.75%, 10/12/17 - 5/15/46)	28,096	28,000
8/14/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $191,025,596, 0.00% - 9.13%, 11/2/17 - 11/15/44)	187,686	187,000
8/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $64,460,208, 0.00% - 3.88%, 10/12/17 - 8/15/44)	63,231	63,000
9/20/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $101,017,665, 0.00% - 7.50%, 10/12/17 - 11/15/46)	99,269	99,000
9/21/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $74,789,882, 1.13% - 8.75%, 10/31/18 - 2/15/46)	73,203	73,000
1.11%, dated:
8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $31,958,465, 1.50% - 3.75%, 8/31/18 - 2/15/46)	31,088	31,000
8/30/17 due 11/30/17 (Collateralized by U.S. Treasury Obligations valued at $265,775,159, 0.00% - 4.38%, 10/12/17 - 11/15/46)	259,735	259,000
1.12%, dated:
6/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,646,692, 0.00% - 8.75%, 11/30/17 - 11/15/44)	28,105	28,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $29,645,027, 0.00% - 6.88%, 10/12/17 - 8/15/44)	29,097	29,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $29,643,513, 0.00% - 3.88%, 10/12/17 - 8/15/46)	29,097	29,000
1.13%, dated 6/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $26,649,516, 0.00% - 6.13%, 10/12/17 - 2/15/46)	26,098	26,000
1.14%, dated 7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $55,590,831, 0.00% - 6.88%, 10/12/17 - 2/15/47)	54,205	54,000
Credit AG at 1.05%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,642,949, 2.00%, 9/30/20)	32,007	32,000
Deutsche Bank AG at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $98,959,324, 1.13% - 5.50%, 2/28/19 - 5/15/44)	97,009	97,000
Deutsche Bank Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $52,024,643, 0.00% - 2.63%, 11/15/17 - 12/31/22)	51,005	51,000
Federal Reserve Bank of New York at 1%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,051,504,336, 8.75%, 8/15/20)	6,051,504	6,051,000
Goldman Sachs & Co. at 1.06%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,656,631, 0.00% - 2.75%, 11/9/17 - 8/15/42)	32,007	32,000
ING Financial Markets LLC at 1.03%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $51,328,361, 1.63%, 5/31/23)	49,004	49,000
Lloyds Bank PLC at 1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $25,608,448, 1.38%, 6/30/18)	25,074	25,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $30,795,334, 2.13% - 6.13%, 12/31/21 - 11/15/27)	30,087	30,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $33,696,975, 1.50%, 8/31/18)	33,096	33,000
9/12/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $66,640,288, 2.25% - 6.13%, 11/15/23 - 11/15/27)	65,195	65,000
9/14/17 due 12/15/17 (Collateralized by U.S. Treasury Obligations valued at $68,729,365, 2.13% - 6.13%, 12/31/21 - 11/15/27)	67,199	67,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $31,623,667, 1.50% - 7.13%, 4/15/20 - 11/15/46)	31,006	31,000
1.05%, dated 9/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,375,758, 0.00% - 3.00%, 9/13/18 - 5/15/45)	16,014	16,000
MUFG Securities EMEA PLC at:
1.07%, dated:
9/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $103,912,150, 2.63%, 11/15/20)	101,093	101,000
9/22/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $49,219,515, 2.13% - 2.63%, 11/15/20 - 5/15/25)	48,026	48,000
10/2/17 due 10/6/17(c)	13,005	13,000
1.09%, dated:
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,484,512, 2.00% - 2.63%, 11/15/20 - 11/15/25)	16,019	16,000
9/12/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,747,672, 2.00% - 2.63%, 8/15/20 - 11/15/25)	32,034	32,000
1.1%, dated:
8/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $12,366,059, 1.50%, 3/31/23)	12,034	12,000
8/29/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $16,653,677, 2.13% - 3.00%, 5/15/25 - 11/15/45)	16,021	16,000
(Collateralized by U.S. Treasury Obligations valued at $6,243,913, 2.88%, 11/15/46)	6,008	6,000
(Collateralized by U.S. Treasury Obligations valued at $1,033,211, 1.75%, 3/31/22)	1,001	1,000
9/25/17 due 10/13/17 (Collateralized by U.S. Treasury Obligations valued at $16,336,381, 1.63%, 5/15/26)	16,009	16,000
9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $10,240,527, 1.50%, 8/15/26)	10,001	10,000
1.11%, dated:
9/6/17 due:
10/2/17 (Collateralized by U.S. Treasury Obligations valued at $7,286,822, 3.00%, 5/15/45)	7,006	7,000
10/20/17 (Collateralized by U.S. Treasury Obligations valued at $7,246,029, 1.25% - 2.25%, 3/31/19 - 11/15/25)	7,009	7,000
9/7/17 due 10/17/17 (Collateralized by U.S. Treasury Obligations valued at $16,392,120, 2.63%, 8/15/20 - 11/15/20)	16,020	16,000
Natixis SA at 1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $63,312,820, 1.00% - 4.75%, 5/15/18 - 2/15/41)	62,013	62,000
Nomura Securities International, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $366,224,085, 0.00% - 9.13%, 2/8/18 - 8/15/46)	357,032	357,000
Norinchukin Bank at:
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,346,705, 2.13%, 8/31/20)	16,043	16,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $15,319,634, 2.13%, 8/31/20)	15,039	15,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $15,319,634, 2.13%, 8/31/20)	15,041	15,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $33,695,059, 2.13%, 8/31/20)	33,089	33,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $178,671,530, 3.63%, 8/15/19)	175,462	175,000
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $16,326,367, 2.13%, 8/31/20)	16,035	16,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $14,312,900, 2.13%, 8/31/20)	14,042	14,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $13,301,082, 2.13%, 8/31/20)	13,042	13,000
Prudential Insurance Co. of America at 1.08%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $156,029,413, 1.00% - 8.75%, 8/15/18 - 2/15/36)	152,003	151,989
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $7,192,470, 0.75% - 5.38%, 11/30/17 - 2/15/47)	7,019	7,000
RBC Dominion Securities at:
1.04%, dated:
9/12/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $18,370,652, 1.38%, 1/31/21)	18,015	18,000
9/13/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $34,699,049, 2.13%, 5/15/25)	34,028	34,000
(Collateralized by U.S. Treasury Obligations valued at $34,699,049, 2.13%, 5/15/25)	34,029	34,000
(Collateralized by U.S. Treasury Obligations valued at $34,699,049, 2.13%, 5/15/25)	34,023	34,000
1.05%, dated 9/13/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $34,699,250, 2.13%, 5/15/25)	34,033	34,000
(Collateralized by U.S. Treasury Obligations valued at $34,699,250, 2.13%, 5/15/25)	34,034	34,000
1.07%, dated:
7/20/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,622,867, 1.38%, 1/31/21)	28,079	28,000
7/24/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $29,641,639, 2.13%, 5/15/25)	29,082	29,000
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,664,275, 2.13%, 5/15/25)	32,087	32,000
1.08%, dated 7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $29,641,246, 1.38% - 2.13%, 1/31/21 - 5/15/25)	29,085	29,000
RBS Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,121,855, 1.13% - 2.75%, 1/31/19 - 2/15/24)	6,001	6,000
Societe Generale at:
1.09%, dated:
7/5/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $55,481,462, 0.00% - 4.50%, 10/12/17 - 11/15/44)	54,150	54,000
7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $55,553,431, 1.25% - 3.63%, 10/31/18 - 5/15/46)	54,150	54,000
7/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $56,755,362, 0.00% - 8.75%, 10/12/17 - 5/15/46)	55,150	55,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $55,164,666, 0.00% - 3.63%, 10/12/17 - 11/15/46)	54,155	54,000
Sumitomo Mitsui Trust Bank Ltd. at 1.16%, dated:
8/23/17 due 10/4/17 (Collateralized by U.S. Treasury Obligations valued at $17,520,165, 2.50% - 4.25%, 11/15/17 - 5/15/24)	17,023	17,000
8/30/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $7,208,454, 2.50% - 4.25%, 11/15/17 - 5/15/24)	7,008	7,000
9/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $7,201,262, 2.25% - 4.25%, 11/15/17 - 11/15/24)	7,009	7,000
9/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $7,161,280, 2.38% - 4.25%, 11/15/17 - 8/15/24)	7,009	7,000
10/4/17 due 10/6/17(c)	7,009	7,000
TD Securities (U.S.A.) at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $30,602,703, 2.13%, 2/29/24)	30,003	30,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $11,810,925)		11,810,925
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $24,722,958)		24,722,958
NET OTHER ASSETS (LIABILITIES) - 2.2%		567,005
NET ASSETS - 100%		$25,289,963

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,101,936,000 due 10/02/17 at 1.05%
Bank of Nova Scotia	$526,589
HSBC Securities (USA), Inc.	474,367
Merrill Lynch, Pierce, Fenner & Smith, Inc.	41,580
RBC Dominion Securities, Inc.	59,400
$1,101,936

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $11,810,925) — See accompanying schedule: Unaffiliated issuers (cost $24,722,958)		$24,722,958
Receivable for investments sold		577,746
Receivable for fund shares sold		92
Interest receivable		30,756
Prepaid expenses		49
Receivable from investment adviser for expense reductions		724
Other receivables		209
Total assets		25,332,534
Liabilities
Payable for investments purchased	$27,021
Payable for fund shares redeemed	1,272
Distributions payable	9,066
Accrued management fee	2,824
Distribution and service plan fees payable	1,059
Other affiliated payables	1,054
Other payables and accrued expenses	275
Total liabilities		42,571
Net Assets		$25,289,963
Net Assets consist of:
Paid in capital		$25,289,977
Undistributed net investment income		12
Accumulated undistributed net realized gain (loss) on investments		(26)
Net Assets		$25,289,963
Class I:
Net Asset Value, offering price and redemption price per share ($8,416,645 ÷ 8,413,652 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,393,951 ÷ 1,392,998 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,653,845 ÷ 2,653,576 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($805,001 ÷ 804,763 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($268,625 ÷ 268,566 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,751,896 ÷ 11,751,670 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest		$98,680
Expenses
Management fee	$14,473
Transfer agent fees	5,033
Distribution and service plan fees	5,875
Accounting fees and expenses	628
Custodian fees and expenses	67
Independent trustees' fees and expenses	36
Registration fees	130
Audit	25
Legal	16
Miscellaneous	63
Total expenses before reductions	26,346
Expense reductions	(3,372)	22,974
Net investment income (loss)		75,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(18)
Total net realized gain (loss)		(18)
Net increase in net assets resulting from operations		$75,688

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,706	$46,904
Net realized gain (loss)	(18)	192
Net increase in net assets resulting from operations	75,688	47,096
Distributions to shareholders from net investment income	(76,214)	(46,502)
Share transactions - net increase (decrease)	6,341,681	1,492,662
Total increase (decrease) in net assets	6,341,155	1,493,256
Net Assets
Beginning of period	18,948,808	17,455,552
End of period	$25,289,963	$18,948,808
Other Information
Undistributed net investment income end of period	$12	$520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.003	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.003	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.003)	(.001)	–A	–A	–A
Total distributions	(.004)	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.39%	.27%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.13%	.07%	.08%	.16%
Expenses net of all reductions	.18%E	.18%	.13%	.07%	.08%	.16%
Net investment income (loss)	.77%E	.27%	.05%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,417	$8,308	$9,639	$11,727	$9,736	$9,964

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.31%	.12%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.22%	.07%	.08%	.16%
Expenses net of all reductions	.33%E	.33%	.22%	.07%	.08%	.16%
Net investment income (loss)	.62%E	.12%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,394	$363	$557	$70	$133	$127

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.26%	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.39%	.17%	.07%	.08%	.16%
Expenses net of all reductions	.43%E	.39%	.17%	.07%	.08%	.16%
Net investment income (loss)	.52%E	.06%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,654	$2,563	$2,862	$2,866	$2,654	$2,844

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.14%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%E	.43%	.18%	.07%	.08%	.16%
Expenses net of all reductions	.68%E	.43%	.18%	.07%	.08%	.16%
Net investment income (loss)	.27%E	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$805	$793	$905	$621	$591	$527

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.002	–A	–A	–A	–A
Distributions from net investment income	(.004)	(.002)	–A	–A	–A	–A
Total distributions	(.004)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.36%	.22%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.15%	.07%	.08%	.16%
Expenses net of all reductions	.23%E	.23%	.15%	.07%	.08%	.16%
Net investment income (loss)	.72%E	.22%	.04%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$269	$276	$287	$225	$238	$198

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.004	.003	.001	–B
Distributions from net investment income	(.004)	(.003)	(.001)	–B
Total distributions	(.004)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.41%	.31%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.13%	.07%F
Expenses net of all reductions	.14%F	.14%	.13%	.07%F
Net investment income (loss)	.81%F	.31%	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$11,752	$6,645	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	39.8	30.6	35.5
8 - 30	24.2	24.5	12.7
31 - 60	12.7	15.8	19.3
61 - 90	16.3	18.1	16.8
91 - 180	7.0	8.6	13.8
> 180	0.0	2.4	1.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
U.S. Treasury Debt	17.3%
U.S. Government Agency Debt	48.8%
Repurchase Agreements	34.1%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2017
U.S. Treasury Debt	25.9%
U.S. Government Agency Debt	46.1%
Repurchase Agreements	27.3%
Variable Rate Demand Notes (VRDNs)	0.7%

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	0.91%	0.81%	0.56%	0.39%	0.27%
Class II	0.76%	0.66%	0.41%	0.24%	0.12%
Class III	0.66%	0.56%	0.31%	0.14%	0.02%
Select Class	0.86%	0.76%	0.51%	0.34%	0.22%
Institutional Class	0.95%	0.85%	0.60%	0.43%	0.31%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 0.88% for Class I, 0.73% for Class II, 0.63% for Class III, 0.83% for Select Class and 0.91% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Government Portfolio

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 17.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bills
11/2/17 to 3/8/18	1.02 to 1.15%	$10,216,488	$10,191,281
U.S. Treasury Notes
10/31/17 to 7/31/19	0.74 to 1.19 (b)	6,752,000	6,756,078
TOTAL U.S. TREASURY DEBT
(Cost $16,947,359)			16,947,359

U.S. Government Agency Debt - 48.8%
Federal Agencies - 48.8%
Fannie Mae
10/5/17 to 1/11/18	1.02 to 1.28 (b)	3,243,915	3,239,948
Federal Farm Credit Bank
10/16/17 to 6/26/19	1.01 to 1.29 (b)	3,495,500	3,495,626
Federal Home Loan Bank
10/2/17 to 12/27/18	0.91 to 1.31 (b)	35,945,300	35,937,110
Freddie Mac
11/13/17 to 6/28/18	0.97 to 1.30 (b)	5,040,717	5,038,329
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $47,711,013)			47,711,013

U.S. Government Agency Repurchase Agreement - 15.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.05% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #	$1,305,702	$1,305,588
1.07% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #	4,802,365	4,801,937
With:
BNP Paribas, S.A. at:
1.1%, dated:
8/22/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $77,150,767, 0.00% - 7.63%, 10/12/17 - 6/20/47)	75,206	75,000
8/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $77,255,543, 0.00% - 4.50%, 10/12/17 - 8/20/47)	75,215	75,000
1.11%, dated 8/31/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $306,708,368, 0.00% - 8.75%, 10/12/17 - 1/20/47)	299,848	299,000
1.12%, dated 8/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $311,376,280, 0.00% - 7.63%, 10/12/17 - 2/15/47)	303,027	301,900
1.13%, dated 6/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $75,178,364, 0.00% - 7.00%, 10/12/17 - 8/20/47)	73,275	73,000
Citibank NA at:
1.02%, dated 9/26/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $73,562,522, 0.38% - 10.00%, 11/30/17 - 7/1/47)	72,014	72,000
1.03%, dated 9/26/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $443,129,418, 0.00% - 9.50%, 10/12/17 - 4/1/56)	433,087	433,000
ING Financial Markets LLC at:
1.09%, dated:
8/2/17 due 10/30/17 (Collateralized by U.S. Government Obligations valued at $179,836,657, 4.00%, 11/20/45 - 5/20/47)	176,474	176,000
8/3/17 due 11/1/17 (Collateralized by U.S. Government Obligations valued at $150,199,559, 4.00%, 8/20/45)	147,401	147,000
8/4/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $89,918,282, 2.13% - 6.75%, 4/24/26 - 3/15/31)	88,240	88,000
8/7/17 due 11/3/17 (Collateralized by U.S. Government Obligations valued at $168,570,370, 4.00%, 11/20/45 - 2/20/46)	165,440	165,000
8/14/17 due 11/3/17 (Collateralized by U.S. Government Obligations valued at $154,234,565, 4.00%, 8/20/45 - 2/20/46)	151,416	151,000
8/15/17 due 11/3/17 (Collateralized by U.S. Government Obligations valued at $92,950,480, 1.38% - 3.75%, 1/28/19 - 4/24/26)	91,251	91,000
1.1%, dated 9/28/17 due 11/2/17 (Collateralized by U.S. Government Obligations valued at $73,443,440, 0.88% - 2.38%, 10/26/17 - 5/15/27)	72,077	72,000
Merrill Lynch, Pierce, Fenner & Smith at 1.06%, dated 8/11/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $458,681,219, 2.87% - 4.00%, 3/1/30 - 10/1/47)	449,806	449,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.07%, dated:
9/28/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $146,897,462, 0.00% - 5.00%, 2/1/18 - 8/20/67)	144,030	144,000
9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $138,732,369, 2.33% - 4.90%, 8/1/19 - 10/1/47)	136,012	136,000
1.1%, dated:
9/5/17 due 11/6/17 (Collateralized by U.S. Government Obligations valued at $258,272,899, 2.00% - 5.75%, 1/1/19 - 6/20/67)	253,479	253,000
9/6/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $212,328,550, 0.00% - 6.50%, 9/13/18 - 9/1/47)	208,394	208,000
9/7/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $76,558,438, 2.17% - 5.37%, 11/1/21 - 9/1/47)	75,142	75,000
9/13/17 due 11/14/17 (Collateralized by U.S. Government Obligations valued at $199,015,473, 2.24% - 5.82%, 9/1/18 - 8/20/67)	195,369	195,000
9/21/17 due 11/20/17 (Collateralized by U.S. Government Obligations valued at $196,926,167, 2.70% - 4.50%, 6/1/24 - 6/1/47)	193,354	193,000
9/26/17 due 11/27/17 (Collateralized by U.S. Government Obligations valued at $162,209,733, 2.30% - 5.96%, 11/1/21 - 9/1/47)	159,301	159,000
Natixis SA at 1.05%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $148,198,740, 0.13% - 4.00%, 1/31/20 - 2/1/44)	144,029	144,000
Nomura Securities International, Inc. at 1.08%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $1,526,057,333, 2.00% - 10.50%, 11/1/17 - 12/20/60)	1,496,135	1,496,000
RBC Capital Markets Corp. at:
1.09%, dated:
7/21/17 due 10/19/17 (Collateralized by U.S. Government Obligations valued at $147,204,646, 2.50% - 8.00%, 11/1/17 - 9/20/47)	144,392	144,000
8/10/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $197,178,868, 1.48% - 4.50%, 11/1/26 - 9/20/47)	193,526	193,000
8/14/17 due 11/13/17 (Collateralized by U.S. Government Obligations valued at $108,280,975, 2.50% - 5.00%, 2/1/24 - 9/1/47)	106,292	106,000
1.1%, dated 7/6/17 due:
10/3/17 (Collateralized by U.S. Government Obligations valued at $80,802,158, 2.50% - 5.50%, 10/1/23 - 9/20/47)	79,215	79,000
10/4/17 (Collateralized by U.S. Government Obligations valued at $147,310,926, 1.13% - 8.00%, 12/1/17 - 9/20/47)	144,396	144,000
RBC Dominion Securities at:
1.05%, dated 9/21/17 due 10/3/17 (Collateralized by U.S. Government Obligations valued at $151,008,433, 3.50%, 4/20/46)	148,052	148,000
1.07%, dated:
7/7/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $146,237,170, 3.50%, 4/20/46)	143,383	143,000
7/10/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $147,246,711, 3.50%, 3/20/47)	144,394	144,000
7/11/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $70,553,624, 3.50%, 5/20/47)	69,189	69,000
7/19/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $146,185,147, 3.00% - 3.50%, 4/20/46 - 7/20/46)	143,395	143,000
1.08%, dated:
7/13/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $148,259,397, 3.50%, 4/20/46 - 3/20/47)	145,422	145,000
7/17/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $146,196,937, 3.50%, 4/20/46)	143,403	143,000
7/20/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $147,206,074, 3.50%, 4/20/46 - 3/20/47)	144,415	144,000
7/21/17 due 10/6/17:
(Collateralized by U.S. Government Obligations valued at $147,201,668, 3.50%, 3/20/47)	144,415	144,000
(Collateralized by U.S. Government Obligations valued at $147,201,667, 3.50%, 4/20/46)	144,419	144,000
1.09%, dated 7/24/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $148,213,467, 3.50%, 3/20/47)	145,430	145,000
RBC Financial Group at:
1.07%, dated 8/14/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $78,185,607, 2.31% - 6.50%, 3/1/27 - 9/20/47)	76,142	76,000
1.09%, dated:
8/14/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $78,382,913, 3.00% - 6.50%, 8/1/26 - 9/20/47)	76,212	76,000
8/15/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $155,276,564, 1.50% - 4.50%, 1/1/27 - 7/1/47)	152,423	152,000
8/16/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $107,252,409, 3.13% - 5.00%, 1/1/26 - 8/20/47)	105,292	105,000
1.1%, dated 9/11/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $152,077,521, 2.50% - 6.50%, 1/1/26 - 9/20/47)	149,414	149,000
Societe Generale at:
1.07%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $301,659,986, 0.13% - 6.75%, 4/15/19 - 8/15/44)	293,026	293,000
1.08%, dated:
9/26/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $575,473,094, 0.13% - 1.75%, 3/31/19 - 1/31/23)	563,524	563,000
9/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $105,072,817, 0.63% - 1.00%, 2/28/18 - 1/15/24)	103,099	103,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $15,473,425)		15,473,425

U.S. Treasury Repurchase Agreement - 18.3%
With:
Barclays Capital, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $130,571,625, 0.63% - 3.13%, 11/30/17 - 2/15/26)	128,011	128,000
BMO Capital Markets Corp. at:
1.06%, dated 9/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $132,639,056, 3.63%, 2/15/20)	129,300	129,000
1.07%, dated 8/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $69,608,127, 1.50% - 3.88%, 5/15/18 - 11/15/26)	68,190	68,000
BMO Harris Bank NA at:
1.06%, dated:
7/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $134,468,754, 1.00% - 2.50%, 5/15/18 - 2/29/24)	131,351	131,000
7/13/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $134,192,057, 0.88% - 3.75%, 12/31/17 - 8/15/47)	131,324	131,000
7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $136,353,001, 2.75%, 11/15/23)	132,299	132,000
8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $137,869,400, 1.00% - 1.38%, 5/31/18 - 6/30/18)	134,351	134,000
8/9/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $207,721,773, 0.88% - 3.63%, 1/31/18 - 8/15/47)	203,556	203,000
8/10/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $138,588,593, 0.63% - 3.63%, 10/31/17 - 8/15/47)	135,358	135,000
8/17/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $139,701,580, 2.00% - 3.88%, 2/15/20 - 8/15/40)	135,354	135,000
1.07%, dated:
7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $135,293,451, 2.13% - 3.88%, 5/15/18 - 12/31/23)	132,333	132,000
7/26/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $137,016,024, 2.88%, 8/15/45 - 11/15/46)	132,333	132,000
(Collateralized by U.S. Treasury Obligations valued at $67,629,438, 0.63% - 3.63%, 12/31/17 - 8/15/47)	66,177	66,000
7/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $67,503,387, 0.88% - 3.63%, 1/31/18 - 8/15/47)	66,179	66,000
7/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $137,301,059, 1.75%, 10/31/18)	133,348	133,000
9/1/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $69,194,286, 2.00% - 3.88%, 5/15/18 - 11/15/26)	67,203	67,000
9/14/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $81,920,806, 2.00%, 2/15/22)	80,216	80,000
1.08%, dated 8/4/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $82,176,632, 0.00% - 3.63%, 12/31/17 - 8/15/47)	80,247	80,000
BNP Paribas, S.A. at:
1.08%, dated:
7/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $133,000,102, 0.00% - 8.75%, 10/12/17 - 8/15/44)	130,351	130,000
8/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $271,910,389, 0.00% - 3.00%, 10/12/17 - 11/15/44)	266,726	266,000
8/8/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $276,474,356, 0.00% - 6.25%, 1/4/18 - 8/15/45)	270,737	270,000
8/11/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $550,329,012, 0.00% - 8.88%, 10/12/17 - 2/15/46)	539,469	538,000
1.09%, dated:
8/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $277,011,291, 0.00% - 4.38%, 10/12/17 - 8/15/42)	270,768	270,000
8/30/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $298,137,606, 0.00% - 8.75%, 10/12/17 - 11/15/26)	292,813	292,000
8/31/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $275,386,977, 0.00% - 8.75%, 1/4/18 - 2/15/46)	269,749	269,000
9/5/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $205,650,843, 0.00% - 4.25%, 10/12/17 - 2/15/46)	201,554	201,000
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $273,566,966, 0.00% - 3.13%, 10/12/17 - 5/15/46)	268,738	268,000
9/11/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $549,353,795, 0.00% - 8.75%, 10/12/17 - 5/15/44)	538,480	537,000
9/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $544,355,631, 0.00% - 6.25%, 10/12/17 - 2/15/46)	533,482	532,000
9/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $544,646,832, 0.00% - 9.13%, 10/12/17 - 5/15/47)	533,466	532,000
1.1%, dated:
7/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $133,446,594, 0.00% - 4.38%, 10/12/17 - 8/15/44)	130,445	130,000
8/14/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $829,795,554, 0.00% - 9.13%, 10/12/17 - 5/15/44)	812,970	810,000
8/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $278,051,387, 0.00% - 4.38%, 10/12/17 - 8/15/45)	272,997	272,000
9/20/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $405,327,751, 0.00% - 8.50%, 10/12/17 - 11/15/46)	396,074	395,000
9/21/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $302,036,429, 0.00% - 9.13%, 10/12/17 - 11/15/42)	296,823	296,000
1.11%, dated 8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $138,869,789, 0.00% - 3.88%, 10/12/17 - 11/15/42)	136,386	136,000
1.12%, dated:
6/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $135,050,206, 0.00% - 8.75%, 1/4/18 - 11/15/46)	132,493	132,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $134,183,688, 1.21% - 3.75%, 1/31/19 - 2/15/47)	130,437	130,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $134,929,112, 0.00% - 6.00%, 10/12/17 - 8/15/46)	132,439	132,000
1.13%, dated 6/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $135,130,302, 0.00% - 6.13%, 10/12/17 - 2/15/45)	132,497	132,000
1.14%, dated 7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $271,614,702, 1.50% - 6.88%, 8/31/18 - 5/15/46)	265,003	264,000
Credit AG at 1.05%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $131,591,553, 2.00% - 5.38%, 2/15/25 - 2/15/31)	129,026	129,000
Deutsche Bank AG at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $397,144,996, 1.00% - 4.38%, 5/15/18 - 2/15/46)	388,034	388,000
Deutsche Bank Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $208,230,427, 0.00% - 8.13%, 9/30/17 - 5/15/47)	204,018	204,000
Federal Reserve Bank of New York at 1%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $1,415,118,020, 8.00%, 11/15/21)	1,415,118	1,415,000
Goldman Sachs & Co. at 1.06%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $130,697,677, 0.00% - 3.00%, 3/29/18 - 5/15/45)	127,026	127,000
ING Financial Markets LLC at 1.03%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $203,262,291, 1.63%, 5/31/23)	198,017	198,000
Lloyds Bank PLC at 1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $112,876,577, 6.00% - 7.50%, 11/15/24 - 11/15/27)	109,323	109,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $138,577,737, 2.13% - 6.13%, 12/31/21 - 11/15/27)	135,392	135,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $136,309,572, 1.13% - 6.13%, 1/15/19 - 11/15/27)	133,386	133,000
9/12/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $273,599,166, 2.25% - 6.13%, 11/15/23 - 11/15/27)	267,800	267,000
9/14/17 due 12/15/17 (Collateralized by U.S. Treasury Obligations valued at $272,514,839, 2.63% - 7.63%, 8/15/20 - 11/15/27)	266,789	266,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $133,732,071, 1.00% - 6.25%, 11/30/18 - 2/15/47)	131,026	131,000
1.05%, dated 9/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $67,393,451, 0.00% - 5.00%, 1/15/18 - 2/15/45)	66,058	66,000
MUFG Securities EMEA PLC at:
1.07%, dated:
9/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $410,587,908, 2.63%, 11/15/20)	399,368	399,000
9/22/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $194,597,396, 2.00% - 2.63%, 11/15/20 - 5/15/46)	189,101	189,000
10/2/17 due 10/6/17(c)	52,022	52,000
1.09%, dated:
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $69,210,602, 2.00% - 8.50%, 2/15/20 - 2/15/45)	67,081	67,000
9/12/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $137,547,297, 1.38% - 2.88%, 6/30/18 - 8/15/45)	134,142	134,000
1.1%, dated:
8/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $55,552,234, 1.25% - 2.25%, 3/31/20 - 3/31/23)	54,152	54,000
8/29/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $69,965,895, 2.00% - 3.00%, 2/15/23 - 5/15/46)	67,787	67,700
(Collateralized by U.S. Treasury Obligations valued at $28,105,529, 2.63% - 2.88%, 11/15/20 - 11/15/46)	27,035	27,000
(Collateralized by U.S. Treasury Obligations valued at $5,784,967, 1.75%, 3/31/22)	5,608	5,600
9/25/17 due 10/13/17 (Collateralized by U.S. Treasury Obligations valued at $67,799,069, 1.63% - 2.63%, 11/15/20 - 5/15/26)	66,036	66,000
9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $43,007,768, 1.50%, 8/15/26)	42,004	42,000
1.11%, dated:
9/6/17 due:
10/2/17 (Collateralized by U.S. Treasury Obligations valued at $27,600,468, 2.50% - 8.50%, 2/15/20 - 5/15/46)	26,521	26,500
10/20/17 (Collateralized by U.S. Treasury Obligations valued at $29,884,185, 2.00% - 2.25%, 2/15/23 - 11/15/25)	29,039	29,000
9/7/17 due 10/17/17 (Collateralized by U.S. Treasury Obligations valued at $68,635,731, 2.50% - 2.63%, 8/15/20 - 2/15/45)	67,083	67,000
Natixis SA at 1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $265,501,442, 1.00% - 3.00%, 5/15/18 - 11/15/44)	260,053	260,000
Norinchukin Bank at:
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $69,467,711, 1.63%, 7/31/19)	68,184	68,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $69,447,590, 1.63%, 7/31/19)	68,175	68,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $68,422,032, 1.63% - 2.00%, 7/31/19 - 11/15/26)	67,181	67,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $135,794,388, 1.00% - 3.63%, 8/15/19 - 9/30/19)	133,360	133,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $68,405,142, 2.00%, 11/15/26)	67,177	67,000
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $66,310,956, 2.00%, 11/15/26)	65,140	65,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $67,466,199, 2.00%, 11/15/26)	66,197	66,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $67,530,106, 2.00%, 11/15/26)	66,211	66,000
Prudential Insurance Co. of America at 1.08%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $644,457,040, 1.00% - 8.75%, 7/31/19 - 2/15/31)	627,866	627,809
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $33,900,707, 0.00% - 6.00%, 10/31/17 - 2/15/47)	33,089	33,000
RBC Dominion Securities at:
1.04%, dated:
9/12/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $70,420,749, 2.13%, 5/15/25)	69,058	69,000
9/13/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $135,734,536, 1.38%, 2/15/20)	133,111	133,000
(Collateralized by U.S. Treasury Obligations valued at $135,734,536, 1.38%, 2/15/20)	133,115	133,000
(Collateralized by U.S. Treasury Obligations valued at $136,755,100, 2.25%, 11/15/25)	134,089	134,000
1.05%, dated 9/13/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $135,735,275, 1.38% - 2.25%, 2/15/20 - 11/15/25)	133,128	133,000
(Collateralized by U.S. Treasury Obligations valued at $135,735,199, 1.38% - 2.00%, 2/15/20 - 10/31/21)	133,132	133,000
1.07%, dated:
7/20/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $132,891,679, 2.00%, 10/31/21)	130,367	130,000
7/24/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $134,920,161, 2.00%, 10/31/21),	132,373	132,000
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $138,823,149, 2.25%, 11/15/25)	136,368	136,000
1.08%, dated 7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $134,918,738, 2.00%, 10/31/21)	132,388	132,000
RBS Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $26,522,063, 1.13% - 1.75%, 2/28/19 - 11/30/21)	26,002	26,000
Societe Generale at:
1.09%, dated:
7/5/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $266,477,718, 0.00% - 8.50%, 10/12/17 - 8/15/46)	260,724	260,000
7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $266,674,640, 0.00% - 6.50%, 11/9/17 - 11/15/44)	260,724	260,000
7/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $267,358,608, 0.00% - 8.75%, 10/12/17 - 2/15/47)	260,508	259,800
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $239,028,611, 0.00% - 8.75%, 10/12/17 - 8/15/46)	233,669	233,000
Sumitomo Mitsui Trust Bank Ltd. at 1.16%, dated:
8/23/17 due 10/4/17 (Collateralized by U.S. Treasury Obligations valued at $77,166,741, 2.50% - 4.25%, 11/15/17 - 5/15/24)	74,976	74,875
8/30/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $28,851,129, 2.50% - 4.25%, 11/15/17 - 5/15/24)	28,032	28,000
9/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $27,984,037, 2.25% - 4.25%, 11/15/17 - 11/15/24)	27,224	27,188
9/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,656,339, 2.38% - 4.25%, 11/15/17 - 8/15/24)	28,038	28,000
10/4/17 due 10/6/17(c)	27,037	27,000
TD Securities (U.S.A.) at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $124,451,038, 1.75%, 6/30/22 - 1/31/23)	122,011	122,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $17,941,472)		17,941,472
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $98,073,269)		98,073,269
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(151,990)
NET ASSETS - 100%		$97,921,279

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,305,588,000 due 10/02/17 at 1.05%
Bank of Nova Scotia	$169,850
HSBC Securities (USA), Inc.	714,557
Merrill Lynch, Pierce, Fenner & Smith, Inc.	112,431
RBC Dominion Securities, Inc.	159,653
Wells Fargo Securities LLC	149,097
$1,305,588
$4,801,937,000 due 10/02/17 at 1.07%
BNP Paribas, S.A.	303,953
Bank of America NA	1,739,730
Citibank NA	180,972
Credit Agricole CIB New York Branch	157,976
Mizuho Securities USA, Inc.	354,945
RBC Dominion Securities, Inc.	296,635
Wells Fargo Securities LLC	1,767,726
$4,801,937

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $33,414,897) — See accompanying schedule: Unaffiliated issuers (cost $98,073,269)		$98,073,269
Cash		1
Receivable for investments sold		24,225
Receivable for fund shares sold		115,208
Interest receivable		83,182
Prepaid expenses		229
Receivable from investment adviser for expense reductions		2,738
Other receivables		653
Total assets		98,299,505
Liabilities
Payable for investments purchased	$262,964
Payable for fund shares redeemed	62,603
Distributions payable	35,824
Accrued management fee	11,547
Distribution and service plan fees payable	782
Other affiliated payables	3,616
Other payables and accrued expenses	890
Total liabilities		378,226
Net Assets		$97,921,279
Net Assets consist of:
Paid in capital		$97,922,399
Distributions in excess of net investment income		(655)
Accumulated undistributed net realized gain (loss) on investments		(465)
Net Assets		$97,921,279
Class I:
Net Asset Value, offering price and redemption price per share ($29,968,966 ÷ 29,958,117 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($559,121 ÷ 558,840 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,282,217 ÷ 3,280,644 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($808,283 ÷ 808,162 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($63,302,692 ÷ 63,304,727 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest		$454,200
Expenses
Management fee	$67,111
Transfer agent fees	19,860
Distribution and service plan fees	4,545
Accounting fees and expenses	1,390
Custodian fees and expenses	348
Independent trustees' fees and expenses	174
Registration fees	219
Audit	26
Legal	79
Miscellaneous	216
Total expenses before reductions	93,968
Expense reductions	(14,752)	79,216
Net investment income (loss)		374,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(233)
Total net realized gain (loss)		(233)
Net increase in net assets resulting from operations		$374,751

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,984	$275,109
Net realized gain (loss)	(233)	572
Net increase in net assets resulting from operations	374,751	275,681
Distributions to shareholders from net investment income	(377,144)	(273,207)
Share transactions - net increase (decrease)	3,527,384	50,338,072
Total increase (decrease) in net assets	3,524,991	50,340,546
Net Assets
Beginning of period	94,396,288	44,055,742
End of period	$97,921,279	$94,396,288
Other Information
Undistributed net investment income end of period	$–	$1,505
Distributions in excess of net investment income end of period	$(655)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.003	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.003	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.003)	(.001)	–A	–A	–A
Total distributions	(.004)	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.39%	.31%	.06%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.20%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.16%	.11%	.11%	.18%
Expenses net of all reductions	.18%E	.18%	.16%	.11%	.11%	.18%
Net investment income (loss)	.76%E	.33%	.08%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$29,969	$31,498	$22,047	$19,333	$22,569	$21,579

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.002	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.002)	–A	–A	–A	–A
Total distributions	(.003)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.31%	.16%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.35%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.20%	.11%	.11%	.18%
Expenses net of all reductions	.33%E	.33%	.20%	.11%	.11%	.18%
Net investment income (loss)	.61%E	.18%	.04%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$559	$909	$485	$539	$356	$642

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.001	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.001)	–A	–A	–A	–A
Total distributions	(.003)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.26%	.07%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.45%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.21%	.11%	.11%	.18%
Expenses net of all reductions	.43%E	.43%	.21%	.11%	.11%	.18%
Net investment income (loss)	.51%E	.09%	.03%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,282	$3,038	$1,957	$2,120	$2,266	$1,709

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.003	–A	–A	–A	–A
Distributions from net investment income	(.004)	(.003)	–A	–A	–A	–A
Total distributions	(.004)	(.003)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.36%	.26%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.25%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.17%	.11%	.11%	.18%
Expenses net of all reductions	.23%E	.23%	.17%	.11%	.11%	.18%
Net investment income (loss)	.71%E	.28%	.07%	- %F	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$808	$641	$286	$686	$378	$669

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.004	.004	.001	–B
Distributions from net investment income	(.004)	(.004)	(.001)	–B
Total distributions	(.004)	(.004)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.41%	.35%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.17%F	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.11%F
Expenses net of all reductions	.14%F	.14%	.14%	.11%F
Net investment income (loss)	.80%F	.37%	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$63,303	$58,310	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	51.6	50.1	65.9
8 - 30	28.1	23.8	19.9
31 - 60	10.0	13.5	9.4
61 - 90	5.5	11.9	3.9
91 - 180	4.8	0.7	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Certificates of Deposit	39.8%
Commercial Paper	33.0%
U.S. Treasury Debt	3.4%
Non-Negotiable Time Deposit	8.2%
Other Instruments	1.6%
Repurchase Agreements	14.5%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2017
Certificates of Deposit	37.3%
Commercial Paper	31.2%
U.S. Treasury Debt	4.3%
Non-Negotiable Time Deposit	4.5%
Other Instruments	2.0%
Repurchase Agreements	20.2%
Net Other Assets (Liabilities)	0.5%

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	1.23%	1.19%	1.02%	0.86%	0.55%
Class II	1.08%	1.04%	0.87%	0.71%	0.40%
Class III	0.98%	0.94%	0.77%	0.61%	0.30%
Select Class	1.18%	1.14%	0.97%	0.81%	0.50%
Institutional Class	1.27%	1.23%	1.06%	0.90%	0.59%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 1.20% for Class I, 1.04% for Class II, 0.94% for Class III, 1.15% for Select Class and 1.23% for Institutional Class.

Money Market Portfolio

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.6%
Citibank NA
10/4/17	1.32%	$258,000	$258,000
Wells Fargo Bank NA
12/20/17 to 4/25/18	1.37 to 1.42 (b)(c)	557,000	557,000
			815,000
London Branch, Eurodollar, Foreign Banks - 9.0%
ABN AMRO Bank NV
12/1/17 to 1/5/18	1.40 to 1.46	476,000	476,000
Mizuho Bank Ltd. London Branch
10/3/17 to 12/7/17	1.37 to 1.40	707,000	706,187
Sumitomo Mitsui Trust Bank Ltd. London Branch
10/3/17 to 12/15/17	1.34 to 1.40	832,000	832,000
			2,014,187
New York Branch, Yankee Dollar, Foreign Banks - 27.2%
Bank of Montreal
10/2/17 to 6/21/18	1.32 to 1.72 (b)	1,029,000	1,029,000
Bank of Nova Scotia
4/10/18 to 6/7/18	1.40 to 1.42 (b)(c)	519,000	519,000
BNP Paribas New York Branch
12/4/17	1.36	200,000	200,000
Canadian Imperial Bank of Commerce
12/18/17 to 5/22/18	1.41 to 1.72 (b)(c)	349,000	349,121
KBC Bank NV
11/24/17 to 11/30/17	1.34 to 1.34	663,000	663,000
Landesbank Baden- Wuerttemberg New York Branch
10/2/17 to 10/4/17	1.23 to 1.23	672,000	672,000
Mitsubishi UFJ Trust & Banking Corp.
10/5/17 to 1/30/18	1.38 to 1.40 (b)(c)	803,800	803,800
Royal Bank of Canada
10/24/17 to 6/20/18	1.38 to 1.70 (b)(c)	633,000	633,000
Sumitomo Mitsui Banking Corp.
12/4/17 to 1/26/18	1.35 to 1.39 (b)(c)	858,000	858,000
Sumitomo Mitsui Trust Bank Ltd.
12/4/17	1.35 (b)(c)	58,000	58,000
Toronto-Dominion Bank New York Branch
10/27/17 to 11/1/17	1.47 to 1.68 (b)(c)	332,000	332,000
			6,116,921
TOTAL CERTIFICATE OF DEPOSIT
(Cost $8,946,108)			8,946,108

Financial Company Commercial Paper - 27.9%
Bank of Nova Scotia
6/1/18	1.42 (b)(c)	208,000	208,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/3/17 to 12/22/17	1.30 to 1.48 (d)	674,000	672,633
Bayerische Landesbank
10/2/17 to 10/6/17	1.24 to 1.24	1,121,000	1,120,884
BNP Paribas Dublin Branch
10/3/17	1.17	399,000	398,974
BPCE SA
10/2/17 to 11/6/17	1.34 to 1.41	828,000	827,732
Caisse d'Amort de la Dette Sociale
10/3/17 to 10/4/17	1.33 to 1.34 (d)	393,000	392,960
Canadian Imperial Bank of Commerce
10/13/17 to 4/20/18	1.38 to 1.72 (b)(c)	639,000	639,000
J.P. Morgan Securities, LLC
1/8/18 to 4/9/18	1.39 to 1.41 (b)(c)	599,000	599,000
Mitsubishi UFJ Trust & Banking Corp.
10/6/17 to 1/17/18	1.22 to 1.41	277,000	276,095
Ontario Teachers' Finance Trust
10/6/17	1.45 (b)(c)	81,000	81,000
UBS AG London Branch
3/2/18 to 4/3/18	1.43 to 1.44 (b)	1,062,000	1,062,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $6,278,278)			6,278,278

Asset Backed Commercial Paper - 3.4%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/25/18	1.42	96,000	95,564
10/11/17	1.35	150,000	149,944
10/12/17	1.35	35,000	34,986
2/1/18	1.43	66,000	65,680
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/25/18	1.42	144,000	143,346
1/26/18	1.43	47,000	46,783
1/26/18	1.43	77,000	76,645
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

10/31/17	1.34	27,000	26,970
11/1/17		25,000	24,971
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
10/6/17	1.20	89,000	88,985
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $753,874)			753,874

Non-Financial Company Commercial Paper - 1.7%
Bell Canada
10/10/17 to 11/20/17	1.45 to 1.45	122,150	122,004
Dominion Resources, Inc.
11/2/17 to 11/14/17	1.44 to 1.45	108,325	108,164
Duke Energy Corp.
10/3/17	1.44	12,450	12,449
Rogers Communications, Inc.
10/25/17	1.47	19,000	18,981
10/25/17	1.45	27,000	26,974
11/1/17	1.45	11,000	10,986
11/1/17	1.45	11,000	10,986
Sempra Global
10/4/17 to 11/13/17	1.44 to 1.46	63,700	63,625
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $374,169)			374,169

U.S. Treasury Debt - 3.4%
U.S. Treasury Obligations - 3.4%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $769,011)	1.22 to 1.32 (b)(c)	769,000	769,011

Other Instrument - 1.6%
Master Notes - 1.6%
Toyota Motor Credit Corp.
10/6/17
(Cost $361,000)	1.55 (b)(c)	361,000	361,000

Non-Negotiable Time Deposit - 8.2%
Time Deposits - 8.2%
Barclays Bank PLC
10/3/17 to 10/4/17	1.24 to 1.24	456,000	456,000
BNP Paribas
10/6/17	1.17	450,000	450,000
Credit Agricole CIB
10/2/17 to 10/6/17	1.08 to 1.23	640,000	640,000
Natixis SA
10/2/17	1.08	293,000	293,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,839,000)			1,839,000

U.S. Government Agency Repurchase Agreement - 0.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.05% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #		$
(Cost $607)	607	607

U.S. Treasury Repurchase Agreement - 2.0%
With Commerz Markets LLC at 1.11%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $456,964,355, 0.00%, 1/25/18 - 3/8/18)
(Cost $448,000)	448,041	448,000

Other Repurchase Agreement - 12.5%
Other Repurchase Agreement - 12.5%
With:
BNP Paribas at 1.29%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $43,054,628, 3.38% - 8.88%, 11/15/18 - 3/30/67)	41,004	41,000
Citigroup Global Markets, Inc. at:
1.36%, dated 9/29/17 due 10/2/17 (Collateralized by Equity Securities valued at $306,754,769)	284,032	284,000
2.13%, dated:
8/21/17 due 11/20/17 (Collateralized by Mortgage Loan Obligations valued at $126,313,110, 0.00% - 8.50%, 8/1/19 - 9/17/58)	120,646	120,000
8/28/17 due 11/27/17 (Collateralized by Mortgage Loan Obligations valued at $54,111,825, 3.25% - 6.34%, 7/15/30 - 8/12/47)	50,269	50,000
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 9/28/17 due 10/5/17 (Collateralized by Mortgage Loan Obligations valued at $46,505,464, 0.00% - 6.48%, 5/25/34 - 10/15/48)	41,011	41,000
HSBC Securities, Inc. at 1.36%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $64,050,159, 2.33% - 7.11%, 9/15/20 - 9/19/47)	61,007	61,000
ING Financial Markets LLC at:
1.36%, dated 9/29/17 due 10/2/17 (Collateralized by Equity Securities valued at $54,006,190)	50,006	50,000
1.44%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $14,043,761, 3.45% - 7.75%, 3/15/20 - 1/15/28)	13,002	13,000
J.P. Morgan Securities, LLC at:
1.28%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $124,630,117, 0.00% - 6.00%, 10/10/17 - 12/16/53)	121,013	121,000
1.36%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $207,042,082, 0.00% - 7.26%, 4/25/22 - 10/16/58)	201,053	201,000
1.51%, dated 9/29/17 due 10/6/17 (Collateralized by Mortgage Loan Obligations valued at $88,063,533, 1.42% - 27.67%, 4/1/19 - 2/10/51)	81,109	81,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.36%, dated 9/27/17 due 10/4/17 (Collateralized by U.S. Government Obligations valued at $269,330,864, 3.00% - 3.50%, 7/1/41 - 1/1/47)	264,070	264,000
1.43%, dated 9/27/17 due 10/6/17 (Collateralized by Equity Securities valued at $86,417,176)	80,044	80,000
2.3%, dated 8/15/17 due 11/13/17 (Collateralized by Equity Securities valued at $509,461,701)	479,743	477,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated 9/26/17 due 10/3/17 (Collateralized by Corporate Obligations valued at $44,290,776, 0.38% - 5.50%, 7/1/18 - 9/30/46)	41,012	41,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $64,054,224, 1.39% - 7.90%, 11/9/17 - 7/1/57)	61,007	61,000
1.46%, dated:
9/20/17 due 10/4/17 (Collateralized by Equity Securities valued at $64,831,548)	60,034	60,000
9/28/17 due 10/6/17 (Collateralized by Equity Securities valued at $65,890,706)	61,035	61,000
9/29/17 due 10/6/17 (Collateralized by Equity Securities valued at $65,888,017)	61,035	61,000
1.51%, dated 9/22/17 due 10/6/17 (Collateralized by Corporate Obligations valued at $20,505,812, 0.00% - 2.13%, 11/30/17 - 1/18/22)	20,012	20,000
2.22%, dated 9/13/17 due 12/12/17 (Collateralized by Corporate Obligations valued at $42,140,678, 0.00% - 6.00%, 12/7/18 - 11/15/45)	40,222	40,000
Societe Generale at:
1.29%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $170,119,212, 0.00% - 5.13%, 11/28/17 - 8/1/27)	162,017	162,000
1.44%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $130,398,747, 2.33% - 12.50%, 1/15/19 - 11/15/95)	121,015	121,000
1.56%, dated:
9/1/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $43,257,564, 2.13% - 10.75%, 3/1/19 - 10/1/37)(b)(c)(e)	40,054	40,000
10/2/17 due 11/2/17(b)(c)(e)(f)	41,055	41,000
Wells Fargo Securities, LLC at:
1.31%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $41,825,357, 1.63% - 1.75%, 9/11/18 - 7/16/20)	41,004	41,000
1.36%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $62,230,174, 0.88% - 2.50%, 4/10/18 - 8/10/27)	61,016	61,000
1.41%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $126,907,959, 0.00% - 11.25%, 10/2/17 - 8/15/54)	122,033	122,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,816,000)		2,816,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $22,586,047)		22,586,047
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(105,572)
NET ASSETS - 100%		$22,480,475

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,065,593,000 or 4.7% of net assets.

 (e) The maturity amount is based on the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$607,000 due 10/02/17 at 1.05%
Bank of Nova Scotia	$79
HSBC Securities (USA), Inc.	333
Merrill Lynch, Pierce, Fenner & Smith, Inc.	52
RBC Dominion Securities, Inc.	74
Wells Fargo Securities LLC	69
$607

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,264,607) — See accompanying schedule: Unaffiliated issuers (cost $22,586,047)		$22,586,047
Cash		1
Receivable for fund shares sold		98,323
Interest receivable		15,293
Prepaid expenses		48
Receivable from investment adviser for expense reductions		681
Other receivables		901
Total assets		22,701,294
Liabilities
Payable for investments purchased	$145,000
Payable for fund shares redeemed	68,671
Distributions payable	2,629
Accrued management fee	2,557
Distribution and service plan fees payable	23
Other affiliated payables	919
Other payables and accrued expenses	1,020
Total liabilities		220,819
Net Assets		$22,480,475
Net Assets consist of:
Paid in capital		$22,480,476
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		1
Net Assets		$22,480,475
Class I:
Net Asset Value, offering price and redemption price per share ($10,548,046 ÷ 10,538,499 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($24,995 ÷ 24,974 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($91,766 ÷ 91,736 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($15,548 ÷ 15,536 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,800,120 ÷ 11,789,474 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest (including $36 from affiliated interfund lending)		$130,431
Expenses
Management fee	$13,694
Transfer agent fees	4,285
Distribution and service plan fees	129
Accounting fees and expenses	606
Custodian fees and expenses	132
Independent trustees' fees and expenses	34
Registration fees	197
Audit	25
Legal	13
Miscellaneous	88
Total expenses before reductions	19,203
Expense reductions	(3,552)	15,651
Net investment income (loss)		114,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1
Total net realized gain (loss)		1
Net increase in net assets resulting from operations		$114,781

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,780	$125,902
Net realized gain (loss)	1	616
Net increase in net assets resulting from operations	114,781	126,518
Distributions to shareholders from net investment income	(114,782)	(126,160)
Share transactions - net increase (decrease)	4,688,357	(27,715,458)
Total increase (decrease) in net assets	4,688,356	(27,715,100)
Net Assets
Beginning of period	17,792,119	45,507,219
End of period	$22,480,475	$17,792,119
Other Information
Distributions in excess of net investment income end of period	$(2)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.006	.002	.001	.001	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.006	.002	.001	.001	.002
Distributions from net investment income	(.006)	(.006)	(.002)	(.001)	(.001)	(.002)
Total distributions	(.006)	(.006)	(.002)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.58%	.63%	.18%	.06%	.06%	.16%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	1.15%E	.56%	.17%	.05%	.06%	.16%
Supplemental Data
Net assets, end of period (in millions)	$10,548	$7,631	$19,911	$21,651	$22,712	$24,416

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.005	.005	.001	–A	–A	–A
Distributions from net investment income	(.005)	(.005)	(.001)	–A	–A	–A
Total distributions	(.005)	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.50%	.48%	.06%	.01%	.01%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.30%	.22%	.23%	.32%
Expenses net of all reductions	.33%E	.33%	.30%	.22%	.23%	.32%
Net investment income (loss)	1.00%E	.41%	.06%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$25	$14	$76	$95	$150	$165

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	–A	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	–A	–A	–A	–A
Total distributions	(.004)	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.45%	.38%	.03%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.32%	.23%	.23%	.33%
Expenses net of all reductions	.43%E	.43%	.32%	.23%	.23%	.33%
Net investment income (loss)	.90%E	.31%	.03%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$92	$91	$1,129	$1,454	$1,834	$2,086

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.006	.001	–A	–A	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.005	.006	.001	–A	–A	.001
Distributions from net investment income	(.005)	(.006)	(.001)	–A	–A	(.001)
Total distributions	(.005)	(.006)	(.001)	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.55%	.58%	.13%	.02%	.02%	.11%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.22%	.22%	.23%
Expenses net of all reductions	.23%E	.23%	.23%	.22%	.22%	.23%
Net investment income (loss)	1.10%E	.51%	.12%	.01%	.02%	.11%
Supplemental Data
Net assets, end of period (in millions)	$16	$12	$224	$407	$331	$389

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.007	.002	.001	.001	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.007	.002	.001	.001	.002
Distributions from net investment income	(.006)	(.007)	(.002)	(.001)	(.001)	(.002)
Total distributions	(.006)	(.007)	(.002)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.60%	.67%	.22%	.10%	.10%	.20%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.19%E	.60%	.21%	.09%	.10%	.20%
Supplemental Data
Net assets, end of period (in millions)	$11,800	$10,043	$21,863	$36,919	$40,143	$37,824

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	65.8	64.1	78.7
8 - 30	21.7	15.8	9.9
31 - 60	7.9	11.0	10.0
61 - 90	2.6	9.1	0.0
91 - 180	2.0	0.0	1.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Certificates of Deposit	30.0%
Commercial Paper	21.4%
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	3.0%
Non-Negotiable Time Deposit	30.9%
Other Instruments	1.7%
Repurchase Agreements	12.6%
Net Other Assets (Liabilities)	0.2%

As of March 31, 2017
Certificates of Deposit	26.9%
Commercial Paper	19.5%
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	6.4%
Non-Negotiable Time Deposit	19.0%
Other Instruments	2.2%
Repurchase Agreements	25.8%

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	1.18%	1.14%	0.95%	0.79%	0.40%
Class II	1.03%	0.99%	0.80%	0.64%	0.25%
Class III	0.93%	0.89%	0.70%	0.54%	0.15%
Class IV	0.65%	0.66%	0.46%	0.23%	0.01%
Select Class	1.13%	1.09%	0.90%	0.74%	0.35%
Institutional Class	1.22%	1.18%	0.99%	0.83%	0.44%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 1.14% for Class I, 0.99% for Class II, 0.89% for Class III, 0.58% for Class IV, 1.09% for Select Class and 1.17% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Prime Money Market Portfolio

Investments September 30, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 30.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.9%
Citibank NA
10/4/17	1.32%	$161,000	$161,004
Wells Fargo Bank NA
12/20/17 to 4/25/18	1.37 to 1.42 (b)(c)	352,000	352,073
			513,077
London Branch, Eurodollar, Foreign Banks - 6.6%
ABN AMRO Bank NV
12/1/17 to 1/5/18	1.40 to 1.46	299,000	299,030
Mizuho Bank Ltd. London Branch
11/13/17 to 12/11/17	1.38 to 1.40	281,000	280,636
Sumitomo Mitsui Trust Bank Ltd. London Branch
10/10/17 to 11/27/17	1.38 to 1.40	304,000	304,038
			883,704
New York Branch, Yankee Dollar, Foreign Banks - 19.5%
Bank of Montreal
10/2/17 to 6/21/18	1.32 to 1.72 (b)	579,500	579,572
Bank of Nova Scotia
4/10/18 to 6/7/18	1.40 to 1.42 (b)(c)	415,000	415,023
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.43 to 1.72 (b)(c)	203,000	203,124
KBC Bank NV
11/24/17 to 11/30/17	1.34 to 1.34	385,000	385,051
Mitsubishi UFJ Trust & Banking Corp.
10/5/17 to 1/30/18	1.38 to 1.40 (b)(c)	325,500	325,547
Royal Bank of Canada
10/24/17 to 6/20/18	1.38 to 1.70 (b)(c)	337,000	337,037
Sumitomo Mitsui Banking Corp.
12/4/17 to 1/19/18	1.35 to 1.39 (b)(c)	225,000	225,016
Sumitomo Mitsui Trust Bank Ltd.
12/4/17	1.35 (b)(c)	38,000	38,004
Toronto-Dominion Bank New York Branch
11/1/17	1.68 (b)(c)	90,000	90,039
			2,598,413
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,994,677)			3,995,194

Financial Company Commercial Paper - 18.8%
BNP Paribas Dublin Branch
10/3/17	1.17	237,918	237,888
BPCE SA
10/2/17 to 11/6/17	1.34 to 1.41	503,000	502,758
Canadian Imperial Bank of Commerce
12/18/17 to 4/20/18	1.38 to 1.49 (b)(c)	256,000	256,067
Federation des caisses Desjardin
10/2/17	1.11	79,000	78,993
J.P. Morgan Securities, LLC
12/21/17 to 4/9/18	1.39 to 1.41 (b)(c)	338,000	338,092
Mitsubishi UFJ Trust & Banking Corp.
10/6/17	1.22	58,000	57,986
Societe Generale
10/2/17	1.08	395,000	394,964
UBS AG London Branch
3/2/18 to 4/3/18	1.43 to 1.44 (b)	631,000	631,141
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,497,638)			2,497,889

Asset Backed Commercial Paper - 1.2%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
10/5/17
(Cost $157,977)	1.33	158,000	157,970

Non-Financial Company Commercial Paper - 1.4%
Archer Daniels Midland Co.
10/2/17
(Cost $188,994)	1.10 to 1.12	189,000	188,982

U.S. Treasury Debt - 3.0%
U.S. Treasury Obligations - 3.0%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $404,992)	1.22 to 1.24 (b)(c)	405,000	405,386

Other Instrument - 1.7%
Master Notes - 1.7%
Toyota Motor Credit Corp.
10/6/17
(Cost $221,000)	1.55 (b)(c)	221,000	221,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 10/6/17, LOC Wells Fargo Bank NA, VRDN
10/6/17
(Cost $25,155)	1.23 (b)	25,155	25,155

Non-Negotiable Time Deposit - 30.9%
Time Deposits - 30.9%
Australia & New Zealand Banking Group Ltd.
10/2/17	1.07	600,000	600,000
BNP Paribas
10/6/17	1.17	350,000	349,999
Credit Agricole CIB
10/2/17 to 10/6/17	1.08 to 1.23	592,432	592,432
Credit Industriel et Commercial
10/2/17	1.06	295,700	295,700
DNB Bank ASA
10/2/17	1.05	589,000	589,000
Natixis SA
10/2/17	1.08	100,000	100,000
Nordea Bank AB
10/2/17	1.05	600,000	600,000
Royal Bank of Canada
10/2/17	1.06	323,000	323,000
Skandinaviska Enskilda Banken AB
10/2/17	1.06	660,000	660,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,110,132)			4,110,131

U.S. Government Agency Repurchase Agreement - 1.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.05% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #	$172,111	$172,096
1.07% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #	744	744
With Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.07%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $18,361,637, 3.00% - 4.50%, 9/20/41 - 5/20/47)	18,002	18,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $190,840)		190,840

U.S. Treasury Repurchase Agreement - 0.3%
With:
ING Financial Markets LLC at 1.03%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $27,816,724, 1.50%, 3/31/23)	27,002	27,000
TD Securities (U.S.A.) at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $16,321,522, 2.13%, 2/29/24)	16,001	16,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $43,000)		43,000

Other Repurchase Agreement - 10.9%
Other Repurchase Agreement - 10.9%
With:
BNP Paribas at 1.29%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $25,202,275, 2.59% - 9.25%, 1/31/19 - 4/8/68)	24,003	24,000
Citigroup Global Markets, Inc. at:
1.36%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $173,750,964, 0.00% - 3.75%, 10/15/29 - 8/15/41)	167,019	167,000
2.13%, dated:
8/21/17 due 11/20/17 (Collateralized by Mortgage Loan Obligations valued at $80,345,745, 2.36% - 5.98%, 11/15/29 - 6/30/53)	75,404	74,998
8/28/17 due 11/27/17 (Collateralized by Mortgage Loan Obligations valued at $34,631,568, 4.34% - 4.38%, 7/17/34 - 9/15/34)	32,172	31,999
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 9/28/17 due 10/5/17 (Collateralized by Mortgage Loan Obligations valued at $25,922,324, 1.52%, 5/25/47)	24,006	24,000
HSBC Securities, Inc. at 1.36%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $37,802,087, 1.65% - 5.50%, 1/15/18 - 3/9/49)	36,004	36,000
J.P. Morgan Securities, LLC at:
1.28%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $73,895,183, 0.31% - 4.96%, 5/15/20 - 12/16/53)	72,008	72,000
1.36%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $121,501,743, 0.12% - 7.00%, 7/25/22 - 10/16/59)	118,031	118,001
1.51%, dated 9/29/17 due 10/6/17 (Collateralized by Mortgage Loan Obligations valued at $51,843,636, 0.00% - 38.09%, 8/15/30 - 9/25/57)	48,064	48,000
Merrill Lynch, Pierce, Fenner & Smith at 2.3%, dated 8/15/17 due 11/13/17 (Collateralized by Equity Securities valued at $326,076,938)	302,731	300,984
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated 9/26/17 due 10/3/17 (Collateralized by Corporate Obligations valued at $25,918,251, 0.38% - 8.00%, 3/1/18 - 8/1/39)	24,007	24,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $37,804,221, 1.54% - 7.50%, 10/15/18 - 12/8/41)	36,004	36,000
1.46%, dated:
9/20/17 due 10/4/17 (Collateralized by Equity Securities valued at $39,979,453)	37,021	37,000
9/28/17 due 10/6/17 (Collateralized by Equity Securities valued at $38,886,310)	36,020	36,000
9/29/17 due 10/6/17 (Collateralized by Equity Securities valued at $38,884,744)	36,020	36,000
1.51%, dated 9/22/17 due 10/6/17 (Collateralized by Corporate Obligations valued at $12,245,135, 1.14% - 2.13%, 9/7/18 - 1/18/22)	12,007	12,000
2.22%, dated 9/13/17 due 12/12/17 (Collateralized by Corporate Obligations valued at $26,669,361, 1.92% - 6.25%, 7/31/18 - 10/15/27)	25,139	24,998
Societe Generale at:
1.29%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $100,810,837, 0.00% - 4.63%, 11/13/17 - 4/15/65)	96,010	96,000
1.44%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $77,649,470, 0.00% - 11.50%, 11/28/17 - 2/15/41)	72,009	72,000
1.56%, dated:
9/1/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $26,758,401, 0.00% - 10.00%, 11/28/17 - 10/15/43) (b)(c)(d)	25,395	25,000
10/2/17 due 11/2/17(b)(c)(d)(e)	24,380	23,999
Wells Fargo Securities, LLC at:
1.31%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $24,482,673, 1.30% - 2.50%, 9/30/17 - 7/29/25)	24,003	24,000
1.36%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $36,725,646, 1.50% - 2.00%, 9/28/18 - 2/16/22)	36,010	36,000
1.41%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $75,612,745, 4.38% - 10.38%, 11/1/18 - 5/15/64)	72,020	72,001
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,452,000)		1,451,980
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $13,286,405)		13,287,527
NET OTHER ASSETS (LIABILITIES) - 0.2%		29,134
NET ASSETS - 100%		$13,316,661

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The maturity amount is based on the rate at period end.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$172,096,000 due 10/02/17 at 1.05%
Bank of Nova Scotia	$22,389
HSBC Securities (USA), Inc.	94,189
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,820
RBC Dominion Securities, Inc.	21,045
Wells Fargo Securities LLC	19,653
$172,096
$744,000 due 10/02/17 at 1.07%
BNP Paribas, S.A.	47
Bank of America NA	270
Citibank NA	28
Credit Agricole CIB New York Branch	24
Mizuho Securities USA, Inc.	55
RBC Dominion Securities, Inc.	46
Wells Fargo Securities LLC	274
$744

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,685,820) — See accompanying schedule: Unaffiliated issuers (cost $13,286,405)		$13,287,527
Cash		1
Receivable for investments sold		50,003
Interest receivable		8,093
Prepaid expenses		30
Receivable from investment adviser for expense reductions		428
Other receivables		556
Total assets		13,346,638
Liabilities
Payable for investments purchased	$24,000
Payable for fund shares redeemed	1
Distributions payable	3,461
Accrued management fee	1,549
Distribution and service plan fees payable	9
Other affiliated payables	437
Other payables and accrued expenses	520
Total liabilities		29,977
Net Assets		$13,316,661
Net Assets consist of:
Paid in capital		$13,315,014
Distributions in excess of net investment income		(6)
Accumulated undistributed net realized gain (loss) on investments		531
Net unrealized appreciation (depreciation) on investments		1,122
Net Assets		$13,316,661
Class I:
Net Asset Value, offering price and redemption price per share ($727,784.06 ÷ 727,444.204 shares)		$1.0005
Class II:
Net Asset Value, offering price and redemption price per share ($51,623.60 ÷ 51,604.887 shares)		$1.0004
Class III:
Net Asset Value, offering price and redemption price per share ($9,436.85 ÷ 9,433.056 shares)		$1.0004
Class IV:
Net Asset Value, offering price and redemption price per share ($20.10 ÷ 20.077 shares)		$1.0011
Select Class:
Net Asset Value, offering price and redemption price per share ($19,642.50 ÷ 19,632.194 shares)		$1.0005
Institutional Class:
Net Asset Value, offering price and redemption price per share ($12,508,154.08 ÷ 12,503,655.268 shares)		$1.0004

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest		$75,700
Expenses
Management fee	$8,288
Transfer agent fees	1,957
Distribution and service plan fees	44
Accounting fees and expenses	447
Custodian fees and expenses	99
Independent trustees' fees and expenses	21
Registration fees	94
Audit	25
Legal	9
Miscellaneous	137
Total expenses before reductions	11,121
Expense reductions	(2,532)	8,589
Net investment income (loss)		67,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		531
Total net realized gain (loss)		531
Change in net unrealized appreciation (depreciation) on investment securities		(1,182)
Net increase in net assets resulting from operations		$66,460

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,111	$160,265
Net realized gain (loss)	531	825
Change in net unrealized appreciation (depreciation)	(1,182)	2,304
Net increase in net assets resulting from operations	66,460	163,394
Distributions to shareholders from net investment income	(67,117)	(160,593)
Distributions to shareholders from net realized gain	–	(10,360)
Total distributions	(67,117)	(170,953)
Share transactions - net increase (decrease)	3,041,844	(47,936,337)
Total increase (decrease) in net assets	3,041,187	(47,943,896)
Net Assets
Beginning of period	10,275,474	58,219,370
End of period	$13,316,661	$10,275,474
Other Information
Distributions in excess of net investment income end of period	$(6)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0055	.0056	.002	–B	–B	.001
Net realized and unrealized gain (loss)	–B	.0007	–B	–B	–B	–B
Total from investment operations	.0055	.0063	.002	–B	–B	.001
Distributions from net investment income	(.0055)	(.0056)	(.002)	–B	–B	(.001)
Distributions from net realized gain	–	(.0002)	–	–	–	–
Total distributions	(.0055)	(.0058)	(.002)	–B	–B	(.001)
Net asset value, end of period	$1.0005	$1.0005	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.55%	.64%	.17%	.01%	.02%	.09%
Ratios to Average Net AssetsE
Expenses before reductions	.21%F	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%F	.18%	.18%	.19%	.19%	.20%
Expenses net of all reductions	.18%F	.18%	.18%	.19%	.19%	.20%
Net investment income (loss)	1.10%F	.45%	.18%	.01%	.02%	.09%
Supplemental Data
Net assets, end of period (in millions)	$728	$866	$9,638	$6,236	$7,816	$10,332

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0047	.0041	.001	–B	–B	–B
Net realized and unrealized gain (loss)	–B	.0008	–B	–B	–B	–B
Total from investment operations	.0047	.0049	.001	–B	–B	–B
Distributions from net investment income	(.0047)	(.0041)	(.001)	–B	–B	–B
Distributions from net realized gain	–	(.0004)	–	–	–	–
Total distributions	(.0047)	(.0045)	(.001)	–B	–B	–B
Net asset value, end of period	$1.0004	$1.0004	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.47%	.49%	.06%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%F	.33%	.28%	.20%	.19%	.28%
Expenses net of all reductions	.33%F	.33%	.28%	.20%	.19%	.28%
Net investment income (loss)	.95%F	.30%	.09%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$52	$28	$245	$454	$419	$487

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0042	.0031	–B	–B	–B	–B
Net realized and unrealized gain (loss)	–B	.0006	–B	–B	–B	–B
Total from investment operations	.0042	.0037	–B	–B	–B	–B
Distributions from net investment income	(.0042)	(.0031)	–B	–B	–B	–B
Distributions from net realized gain	–	(.0002)	–	–	–	–
Total distributions	(.0042)	(.0033)	–B	–B	–B	–B
Net asset value, end of period	$1.0004	$1.0004	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.42%	.37%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%F	.43%	.31%	.20%	.19%	.28%
Expenses net of all reductions	.43%F	.43%	.31%	.20%	.19%	.28%
Net investment income (loss)	.85%F	.20%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9	$8	$894	$1,011	$1,967	$1,790

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0012	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0029	.0009	–B	–B	–B	–B
Net realized and unrealized gain (loss)	(.0001)	.0012	–B	–B	–B	–B
Total from investment operations	.0028	.0021	–B	–B	–B	–B
Distributions from net investment income	(.0029)	(.0009)	–B	–B	–B	–B
Total distributions	(.0029)	(.0009)	–B	–B	–B	–B
Net asset value, end of period	$1.0011	$1.0012	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.28%	.21%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.72%F	.70%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%F	.58%	.33%	.20%	.18%	.29%
Expenses net of all reductions	.68%F	.58%	.33%	.20%	.18%	.29%
Net investment income (loss)	.60%F	.05%	.03%	.01%	.02%	- %G
Supplemental Data
Net assets, end of period (in millions)	$–	$–	$184	$207	$100	$37

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0052	.0051	.001	–B	–B	–B
Net realized and unrealized gain (loss)	(.0001)	.0007	–B	–B	–B	–B
Total from investment operations	.0051	.0058	.001	–B	–B	–B
Distributions from net investment income	(.0052)	(.0051)	(.001)	–B	–B	–B
Distributions from net realized gain	–	–B	–	–	–	–
Total distributions	(.0052)	(.0052)C	(.001)	–B	–B	–B
Net asset value, end of period	$1.0005	$1.0006	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.51%	.58%	.12%	.01%	.01%	.05%
Ratios to Average Net AssetsF
Expenses before reductions	.26%G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.20%	.19%	.25%
Expenses net of all reductions	.23%G	.23%	.23%	.20%	.19%	.25%
Net investment income (loss)	1.05%G	.40%	.13%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$20	$28	$771	$1,068	$1,173	$1,724

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0057	.0060	.002	.001	.001	.002
Net realized and unrealized gain (loss)	–B	.0006	–B	–B	–B	–B
Total from investment operations	.0057	.0066	.002	.001	.001	.002
Distributions from net investment income	(.0057)	(.0060)	(.002)	(.001)	(.001)	(.002)
Distributions from net realized gain	–	(.0002)	–	–	–	–
Total distributions	(.0057)	(.0062)	(.002)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0004	$1.0004	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.57%	.66%	.21%	.07%	.06%	.15%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.14%F	.49%	.22%	.07%	.06%	.15%
Supplemental Data
Net assets, end of period (in millions)	$12,508	$9,346	$46,487	$32,529	$26,896	$30,681

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	61.1	60.8	79.2
8 - 30	19.5	15.7	7.1
31 - 60	10.0	11.7	6.5
61 - 90	5.4	11.1	7.2
91 - 180	4.0	0.7	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Certificates of Deposit	31.1%
Commercial Paper	36.5%
Non-Negotiable Time Deposit	13.1%
Other Instruments	1.0%
Repurchase Agreements	19.3%
Net Other Assets (Liabilities)*	(1.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2017
Certificates of Deposit	26.0%
Commercial Paper	34.2%
Non-Negotiable Time Deposit	8.5%
Other Instruments	1.9%
Other Municipal Security	0.4%
Repurchase Agreements	23.0%
Net Other Assets (Liabilities)	6.0%

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	1.18%	1.15%	0.96%	0.75%	0.44%
Class II	1.03%	1.00%	0.81%	0.60%	0.29%
Class III	0.93%	0.90%	0.71%	0.50%	0.19%
Select Class	1.13%	1.10%	0.91%	0.70%	0.39%
Institutional Class	1.22%	1.19%	1.00%	0.79%	0.48%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 1.14% for Class I, 0.99% for Class II, 0.89% for Class III, 1.09% for Select Class and 1.17% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Prime Reserves Portfolio

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 31.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.1%
BMO Harris Bank NA
10/17/17	1.40%	$16,000	$16,001
Citibank NA
10/4/17	1.32	29,000	29,001
Wells Fargo Bank NA
12/20/17 to 4/20/18	1.37 to 1.41 (b)(c)	44,000	44,008
			89,010
London Branch, Eurodollar, Foreign Banks - 7.6%
ABN AMRO Bank NV
12/1/17 to 1/5/18	1.40 to 1.46	48,000	48,005
Mizuho Bank Ltd. London Branch
11/13/17 to 12/11/17	1.38 to 1.40	76,000	75,882
Sumitomo Mitsui Trust Bank Ltd. London Branch
10/3/17 to 12/15/17	1.34 to 1.40	98,000	98,011
			221,898
New York Branch, Yankee Dollar, Foreign Banks - 20.4%
Bank of Montreal
11/1/17 to 5/4/18	1.40 to 1.47 (b)(c)	59,000	59,010
Bank of Nova Scotia
4/10/18 to 6/7/18	1.40 to 1.42 (b)(c)	75,000	75,004
BNP Paribas New York Branch
12/4/17	1.36	25,000	25,007
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.41 to 1.72 (b)(c)	60,000	60,025
KBC Bank NV
10/10/17 to 11/30/17	1.34 to 1.35	78,500	78,509
Landesbank Baden- Wuerttemberg New York Branch
10/2/17 to 10/4/17	1.23 to 1.23	85,000	85,000
Mitsubishi UFJ Trust & Banking Corp.
10/5/17 to 1/22/18	1.38 to 1.40 (b)(c)	69,000	69,011
Royal Bank of Canada
3/28/18 to 6/20/18	1.38 to 1.41 (b)(c)	47,000	47,001
Sumitomo Mitsui Banking Corp.
12/4/17 to 1/26/18	1.35 to 1.39 (b)(c)	78,000	78,004
Sumitomo Mitsui Trust Bank Ltd.
12/4/17	1.35 (b)(c)	7,000	7,001
Toronto-Dominion Bank New York Branch
11/1/17	1.68 (b)(c)	10,000	10,004
			593,576
TOTAL CERTIFICATE OF DEPOSIT
(Cost $904,385)			904,484

Financial Company Commercial Paper - 29.2%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/3/17 to 12/22/17	1.30 to 1.48 (d)	84,000	83,844
Bayerische Landesbank
10/2/17 to 10/6/17	1.24 to 1.24	143,800	143,775
BNP Paribas Dublin Branch
10/3/17	1.17	50,000	49,994
BPCE SA
10/2/17 to 11/6/17	1.34 to 1.41	79,000	78,973
Caisse d'Amort de la Dette Sociale
10/3/17 to 10/4/17	1.18 to 1.34 (d)	37,000	36,995
Canadian Imperial Bank of Commerce
10/13/17 to 4/20/18	1.38 to 1.72 (b)(c)	45,000	45,007
Federation des caisses Desjardin
10/2/17 to 10/4/17	1.11 to 1.18	32,000	31,998
J.P. Morgan Securities, LLC
10/2/17 to 4/9/18	1.33 to 1.41 (b)	82,000	82,014
Landesbank Baden- Wurttemberg
10/2/17	1.10	60,000	59,994
Mitsubishi UFJ Trust & Banking Corp.
10/6/17 to 1/17/18	1.22 to 1.41	38,000	37,897
Societe Generale
10/2/17	1.08	98,000	97,991
UBS AG London Branch
3/2/18 to 4/3/18	1.43 to 1.44 (b)	100,000	100,023
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $848,470)			848,505

Asset Backed Commercial Paper - 2.3%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/25/18	1.42	12,000	11,945
2/1/18	1.43	9,000	8,957
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/25/18	1.42	18,000	17,918
1/26/18	1.43	6,000	5,972
1/26/18	1.43	10,000	9,954
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
10/6/17	1.20	12,000	11,998
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $66,743)			66,744

Non-Financial Company Commercial Paper - 5.0%
Archer Daniels Midland Co.
10/2/17	1.10 to 1.12	43,000	42,996
Bell Canada
10/10/17 to 11/20/17	1.45 to 1.46	25,000	24,961
Dominion Resources, Inc.
11/1/17 to 11/14/17	1.44 to 1.45	19,000	18,970
Duke Energy Corp.
10/3/17	1.44	2,000	2,000
Florida Power & Light Co.
10/2/17	1.16	11,000	10,999
Rogers Communications, Inc.
10/25/17	1.47	2,000	1,998
10/25/17	1.47	5,500	5,494
10/25/17	1.45	3,000	2,997
11/1/17	1.45	1,000	999
11/1/17	1.45	1,000	999
Sempra Global
10/4/17 to 11/13/17	1.44 to 1.46	17,500	17,478
South Carolina Public Service Authority Rev., LOC U.S. Bank NA, Cincinnati
11/7/17	1.38	15,000	14,999
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $144,898)			144,890

Other Instrument - 1.0%
Master Notes - 1.0%
Toyota Motor Credit Corp.
10/6/17
(Cost $28,000)	1.55 (b)(c)	28,000	28,000

Non-Negotiable Time Deposit - 13.1%
Time Deposits - 13.1%
Barclays Bank PLC
10/3/17 to 10/4/17	1.24 to 1.24	60,000	60,000
BNP Paribas
10/4/17 to 10/6/17	1.17 to 1.17	63,000	63,000
Credit Agricole CIB
10/2/17 to 10/6/17	1.08 to 1.23	130,000	130,000
Natixis SA
10/2/17	1.08	66,000	66,000
Skandinaviska Enskilda Banken AB
10/2/17	1.06	61,000	61,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $380,000)			380,000

U.S. Government Agency Repurchase Agreement - 4.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.07% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #	$123,632	$123,621
With Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.07%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $4,080,364, 1.38% - 4.50%, 8/31/23 - 9/20/41)	4,000	4,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $127,621)		127,621

U.S. Treasury Repurchase Agreement - 2.8%
With:
Barclays Capital, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $4,120,444, 0.00% - 3.75%, 3/29/18 - 11/15/43)	4,000	4,000
Commerz Markets LLC at 1.11%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $59,163,681, 2.50%, 8/15/23)	58,005	58,000
Deutsche Bank AG at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $11,221,083, 2.25%, 1/31/24)	11,001	11,000
Deutsche Bank Securities, Inc. at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,580, 1.50% - 3.13%, 8/15/20 - 5/15/21)	6,001	6,000
TD Securities (U.S.A.) at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,381, 2.13%, 2/29/24)	4,000	4,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $83,000)		83,000

Other Repurchase Agreement - 12.1%
Other Repurchase Agreement - 12.1%
With:
BNP Paribas at 1.29%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $5,250,564, 3.00% - 6.50%, 2/24/21 - 10/31/46)	5,001	5,000
Citigroup Global Markets, Inc. at:
1.36%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $37,744,280, 2.00%, 2/15/25)	37,004	37,000
2.13%, dated:
8/21/17 due 11/20/17 (Collateralized by Mortgage Loan Obligations valued at $15,157,574, 4.53%, 2/15/30)	14,075	14,000
8/28/17 due 11/27/17 (Collateralized by Corporate Obligations valued at $6,493,466, 6.20% - 8.50%, 12/21/21 - 1/1/49)	6,032	6,000
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $5,354,212, 2.02% - 3.48%, 9/15/23 - 2/25/34)	5,001	5,000
HSBC Securities, Inc. at 1.36%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $8,403,190, 3.65% - 5.45%, 2/1/26 - 3/1/47)	8,001	8,000
ING Financial Markets LLC at 1.44%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $2,160,025, 6.85%, 6/1/34)	2,000	2,000
J.P. Morgan Securities, LLC at:
1.28%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $16,480,598, 0.34% - 5.81%, 7/25/19 - 12/16/53)	16,002	16,000
1.36%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $26,522,769, 3.00%, 9/1/32)	26,007	26,000
1.51%, dated 9/29/17 due 10/6/17 (Collateralized by Mortgage Loan Obligations valued at $10,804,080, 5.00%, 9/25/57)	10,013	10,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.36%, dated 9/27/17 due 10/4/17 (Collateralized by U.S. Government Obligations valued at $34,686,551, 2.50%, 5/1/30)	34,009	34,000
1.43%, dated 9/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $10,302,137, 0.13%, 1/15/23)	10,006	10,000
2.3%, dated 8/15/17 due 11/13/17 (Collateralized by Equity Securities valued at $63,915,448)	59,339	58,997
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated 9/26/17 due 10/3/17 (Collateralized by Corporate Obligations valued at $5,401,533, 0.00% - 5.50%, 3/1/18 - 12/15/43)	5,001	5,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $8,401,943, 1.50% - 5.45%, 11/9/17 - 12/1/44)	8,001	8,000
1.46%, dated:
9/20/17 due 10/4/17 (Collateralized by Equity Securities valued at $8,644,227)	8,005	8,000
9/28/17 due 10/6/17 (Collateralized by Equity Securities valued at $8,641,430)	8,005	8,000
9/29/17 due 10/6/17 (Collateralized by Equity Securities valued at $8,641,119)	8,005	8,000
1.51%, dated 9/22/17 due 10/6/17 (Collateralized by Mortgage Loan Obligations valued at $3,061,284, 1.14%, 9/7/18)	3,002	3,000
2.22%, dated 9/13/17 due 12/12/17 (Collateralized by Corporate Obligations valued at $5,256,152, 2.10% - 4.63%, 6/12/20 - 11/1/22)	5,028	5,000
Societe Generale at:
1.29%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $22,053,405, 0.00% - 8.50%, 11/28/17 - 4/1/77)	21,002	21,000
1.44%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $17,186,615, 1.99% - 10.50%, 2/13/18 - 4/10/47)	16,002	16,000
1.56%, dated:
9/1/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $5,407,407, 5.25% - 12.50%, 1/15/19 - 11/15/43)(b)(c)(e)	5,079	5,000
10/2/17 due 11/2/17(b)(c)(e)(f)	5,079	5,000
Wells Fargo Securities, LLC at:
1.31%, dated 9/29/17 due 10/2/17 (Collateralized by Corporate Obligations valued at $5,100,557, 1.75%, 7/13/20)	5,001	5,000
1.36%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $8,161,233, 1.05% - 4.25%, 9/10/18 - 3/3/25)	8,002	8,000
1.41%, dated 9/28/17 due 10/5/17 (Collateralized by Corporate Obligations valued at $16,802,988, 4.80% - 9.75%, 1/31/22 - 12/15/46)	16,004	16,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $353,001)		352,997
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,936,118)		2,936,241
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(27,843)
NET ASSETS - 100%		$2,908,398

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,839,000 or 4.2% of net assets.

 (e) The maturity amount is based on the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$123,621,000 due 10/02/17 at 1.07%
BNP Paribas, S.A.	$8,966
BNY Mellon Capital Markets LLC	413
Bank of America NA	19,485
Bank of Nova Scotia	1,614
Citibank NA	12,888
Credit Agricole CIB New York Branch	4,021
ING Financial Markets LLC	1,238
J.P. Morgan Securities, Inc.	17,338
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,367
Mizuho Securities USA, Inc.	11,930
RBC Dominion Securities, Inc.	2,770
Wells Fargo Securities LLC	37,591
$123,621

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $563,618) — See accompanying schedule: Unaffiliated issuers (cost $2,936,118)		$2,936,241
Cash		1
Receivable for investments sold		8
Receivable for fund shares sold		8,813
Interest receivable		1,464
Prepaid expenses		6
Receivable from investment adviser for expense reductions		103
Other receivables		63
Total assets		2,946,699
Liabilities
Payable for investments purchased	$18,000
Payable for fund shares redeemed	19,065
Distributions payable	744
Accrued management fee	324
Distribution and service plan fees payable	1
Other affiliated payables	119
Other payables and accrued expenses	48
Total liabilities		38,301
Net Assets		$2,908,398
Net Assets consist of:
Paid in capital		$2,908,207
Accumulated undistributed net realized gain (loss) on investments		68
Net unrealized appreciation (depreciation) on investments		123
Net Assets		$2,908,398
Class I:
Net Asset Value, offering price and redemption price per share ($1,171,806.8 ÷ 1,171,564.0 shares)		$1.0002
Class II:
Net Asset Value, offering price and redemption price per share ($1,007.6 ÷ 1,007.4 shares)		$1.0002
Class III:
Net Asset Value, offering price and redemption price per share ($2,601.9 ÷ 2,601.3 shares)		$1.0002
Select Class:
Net Asset Value, offering price and redemption price per share ($2,689.8 ÷ 2,689.2 shares)		$1.0002
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,730,291.7 ÷ 1,729,920.6 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest (including $40 from affiliated interfund lending)		$14,143
Expenses
Management fee	$1,531
Transfer agent fees	460
Distribution and service plan fees	3
Accounting fees and expenses	105
Custodian fees and expenses	36
Independent trustees' fees and expenses	4
Registration fees	132
Audit	22
Total expenses before reductions	2,293
Expense reductions	(581)	1,712
Net investment income (loss)		12,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		67
Total net realized gain (loss)		67
Change in net unrealized appreciation (depreciation) on investment securities		(11)
Net increase in net assets resulting from operations		$12,487

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	For the period June 2, 2016 (commencement of operations) to March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,431	$3,795
Net realized gain (loss)	67	1
Change in net unrealized appreciation (depreciation)	(11)	134
Net increase in net assets resulting from operations	12,487	3,930
Distributions to shareholders from net investment income	(12,431)	(3,795)
Share transactions - net increase (decrease)	1,400,273	1,507,934
Total increase (decrease) in net assets	1,400,329	1,508,069
Net Assets
Beginning of period	1,508,069	–
End of period	$2,908,398	$1,508,069

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Reserves Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0055	.0047
Net realized and unrealized gain (loss)	–C	.0002
Total from investment operations	.0055	.0049
Distributions from net investment income	(.0055)	(.0047)
Total distributions	(.0055)	(.0047)
Net asset value, end of period	$1.0002	$1.0002
Total ReturnD,E	.55%	.49%
Ratios to Average Net AssetsF
Expenses before reductions	.23%G	.25%G
Expenses net of fee waivers, if any	.18%G	.18%G
Expenses net of all reductions	.18%G	.18%G
Net investment income (loss)	1.11%G	.68%G
Supplemental Data
Net assets, end of period (in millions)	$1,172	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0047	.0034
Net realized and unrealized gain (loss)	–C	.0002
Total from investment operations	.0047	.0036
Distributions from net investment income	(.0047)	(.0034)
Total distributions	(.0047)	(.0034)
Net asset value, end of period	$1.0002	$1.0002
Total ReturnD,E	.48%	.36%
Ratios to Average Net AssetsF
Expenses before reductions	.38%G	.56%G
Expenses net of fee waivers, if any	.33%G	.33%G
Expenses net of all reductions	.33%G	.33%G
Net investment income (loss)	.96%G	.53%G
Supplemental Data
Net assets, end of period (in millions)	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0042	.0026
Net realized and unrealized gain (loss)	–C	.0002
Total from investment operations	.0042	.0028
Distributions from net investment income	(.0042)	(.0026)
Total distributions	(.0042)	(.0026)
Net asset value, end of period	$1.0002	$1.0002
Total ReturnD,E	.42%	.28%
Ratios to Average Net AssetsF
Expenses before reductions	.48%G	.66%G
Expenses net of fee waivers, if any	.43%G	.43%G
Expenses net of all reductions	.43%G	.43%G
Net investment income (loss)	.86%G	.43%G
Supplemental Data
Net assets, end of period (in millions)	$3	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0052	.0043
Net realized and unrealized gain (loss)	–C	.0002
Total from investment operations	.0052	.0045
Distributions from net investment income	(.0052)	(.0043)
Total distributions	(.0052)	(.0043)
Net asset value, end of period	$1.0002	$1.0002
Total ReturnD,E	.53%	.45%
Ratios to Average Net AssetsF
Expenses before reductions	.28%G	.45%G
Expenses net of fee waivers, if any	.23%G	.23%G
Expenses net of all reductions	.23%G	.23%G
Net investment income (loss)	1.06%G	.63%G
Supplemental Data
Net assets, end of period (in millions)	$3	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0057	.0050
Net realized and unrealized gain (loss)	–C	.0002
Total from investment operations	.0057	.0052
Distributions from net investment income	(.0057)	(.0050)
Total distributions	(.0057)	(.0050)
Net asset value, end of period	$1.0002	$1.0002
Total ReturnD,E	.57%	.52%
Ratios to Average Net AssetsF
Expenses before reductions	.20%G	.24%G
Expenses net of fee waivers, if any	.14%G	.14%G
Expenses net of all reductions	.14%G	.14%G
Net investment income (loss)	1.15%G	.72%G
Supplemental Data
Net assets, end of period (in millions)	$1,730	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Amount represents less than $.00005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/17	% of fund's investments 3/31/17	% of fund's investments 9/30/16
1 - 7	79.3	80.8	76.3
8 - 30	0.9	2.3	1.8
31 - 60	6.1	3.6	4.5
61 - 90	6.1	5.7	3.7
91 - 180	2.8	3.7	2.0
> 180	4.8	3.9	11.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Variable Rate Demand Notes (VRDNs)	38.2%
Tender Option Bond	29.0%
Other Municipal Security	25.8%
Investment Companies	6.3%
Net Other Assets (Liabilities)	0.7%

As of March 31, 2017
Variable Rate Demand Notes (VRDNs)	53.0%
Tender Option Bond	15.4%
Other Municipal Security	22.8%
Investment Companies	7.2%
Net Other Assets (Liabilities)	1.6%

Current And Historical 7-Day Yields

	9/30/17	6/30/17	3/31/17	12/31/16	9/30/16
Class I	0.76%	0.74%	0.70%	0.59%	0.63%
Class II	0.61%	0.59%	0.55%	0.44%	0.48%
Class III	0.51%	0.49%	0.45%	0.34%	0.38%
Select Class	0.71%	0.69%	0.65%	0.54%	0.58%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2017, the most recent period shown in the table, would have been 0.73% for Class I, 0.58% for Class II, 0.48% for Class III and 0.68% for Select Class.

Tax-Exempt Portfolio

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 38.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.02% 10/2/17, VRDN (a)	$7,775	$7,775
Series 2014 B, 1.02% 10/2/17, VRDN (a)	8,875	8,875
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.02% 10/2/17, VRDN (a)	3,900	3,900
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.98% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	155	155
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.08% 10/6/17, VRDN (a)	6,450	6,450
Series 2009, 1.02% 10/2/17, VRDN (a)	3,600	3,600
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2011 I, 0.97% 10/6/17, LOC Bank of Nova Scotia, VRDN (a)(b)	1,600	1,600
West Jefferson Indl. Dev. Series 2008, 1.08% 10/6/17, VRDN (a)	4,800	4,800
		37,155
Alaska - 1.9%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.03% 10/6/17, VRDN (a)	19,900	19,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.05% 10/6/17, VRDN (a)	33,100	33,100
Series 2002, 1.03% 10/6/17, VRDN (a)	6,400	6,400
		59,400
Arizona - 0.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.02% 10/6/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	14,100	14,100
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.95% 10/6/17, LOC Freddie Mac, VRDN (a)	9,700	9,700
		23,800
Colorado - 0.5%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.96% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	15,140	15,140
Connecticut - 2.1%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 10/6/17 (Liquidity Facility Bank of America NA), VRDN (a)	38,255	38,255
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1% 10/6/17, LOC Bank of America NA, VRDN (a)	28,085	28,085
		66,340
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.15% 10/6/17, VRDN (a)	300	300
Series 1999 A, 1.01% 10/6/17, VRDN (a)	1,900	1,900
		2,200
District Of Columbia - 1.3%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 1.05% 10/6/17, LOC Bank of America NA, VRDN (a)	1,150	1,150
(Washington Drama Society, Inc. Proj.) Series 2008, 0.99% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	27,595	27,595
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 1% 10/6/17, LOC Freddie Mac, VRDN (a)	9,000	9,000
(Pentacle Apts. Proj.) Series 2008, 0.98% 10/6/17, LOC Freddie Mac, VRDN (a)	3,050	3,050
		40,795
Florida - 1.4%
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.99% 10/2/17, VRDN (a)	8,100	8,100
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.99% 10/2/17, VRDN (a)	9,700	9,700
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.93% 10/6/17, LOC Branch Banking & Trust Co., VRDN (a)	23,600	23,600
FHLMC Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.96% 10/6/17, LOC Freddie Mac, VRDN (a)	2,450	2,450
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.96% 10/6/17, LOC Fannie Mae, VRDN (a)	1,245	1,245
		45,095
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.05% 10/2/17, VRDN (a)	1,300	1,300
First Series 2009, 1.04% 10/2/17, VRDN (a)	6,425	6,425
Second Series 1995, 1.04% 10/2/17, VRDN (a)	8,600	8,600
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.99% 10/6/17, LOC Bank of America NA, VRDN (a)	12,860	12,860
Series 2010 B, 0.99% 10/6/17, LOC Bank of America NA, VRDN (a)	7,205	7,205
Effingham County Indl. Dev. Auth. Poll Cont. 1.06% 10/2/17, VRDN (a)	6,370	6,370
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.94% 10/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,390	7,390
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.04% 10/2/17, VRDN (a)	9,000	9,000
Series 2008, 1.04% 10/2/17, VRDN (a)	28,040	28,040
		87,190
Illinois - 5.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 1% 10/6/17, LOC Barclays Bank PLC, VRDN (a)	35,600	35,600
Illinois Dev. Fin. Auth. Rev. (Var-Sinai Cmnty. Inst Proj.) Series 1997, 1% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 1% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	14,700	14,700
Series 2008 C, 1% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	7,260	7,260
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2B, 1% 10/6/17, LOC PNC Bank NA, VRDN (a)	26,300	26,300
Series 2007 A 2C, 1% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,400	16,400
Series 2007 A-2A, 1% 10/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,140	21,140
Series 2007 A1, 1% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,100	37,100
FHLMC:
Illinois Fin. Auth. Rev. (Trinity Int'l. Univ. Proj.) Series 2009, 0.95% 10/6/17, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	195	195
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 1% 10/6/17, LOC Freddie Mac, VRDN (a)	12,500	12,500
		176,195
Indiana - 0.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1% 10/6/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	16,440	16,440
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 1% 10/6/17, LOC Mizuho Bank Ltd., VRDN (a)	5,735	5,735
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.08% 10/6/17, VRDN (a)	1,200	1,200
Series I, 1.08% 10/6/17, VRDN (a)	500	500
		23,875
Iowa - 2.6%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.99% 10/6/17, LOC MUFG Union Bank NA, VRDN (a)	7,995	7,995
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1% 10/6/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	30,000	30,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.97% 10/6/17, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.96% 10/6/17, VRDN (a)	29,600	29,600
		81,395
Louisiana - 2.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 1% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	10,540	10,540
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.99% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 1.04% 10/6/17, LOC Bank of America NA, VRDN (a)	535	535
(Christus Health Proj.) Series 2008 B, 0.94% 10/6/17, VRDN (a)	6,200	6,200
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 10/6/17, VRDN (a)	2,300	2,300
Series 2010 B1, 1.05% 10/6/17, VRDN (a)	9,600	9,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.97% 10/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 0.97% 10/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 0.97% 10/6/17, LOC Mizuho Bank Ltd., VRDN (a)	6,600	6,600
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.96% 10/6/17, LOC Freddie Mac, VRDN (a)	11,200	11,200
		91,075
Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.99% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.02% 10/6/17, LOC Bank of America NA, VRDN (a)	15,550	15,550
Nevada - 0.8%
Reno Cap. Impt. Rev. Series 2005 A, 1% 10/6/17, LOC Bank of America NA, VRDN (a)	25,045	25,045
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.95% 10/6/17, LOC Bank of America NA, VRDN (a)	2,570	2,570
New York - 2.3%
New York Hsg. Fin. Agcy. Rev.:
Series 2010 A:
1.02% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
1.02% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,900	1,900
Series 2013 A, 0.99% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)	25,500	25,500
Series 2015 A, 1% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,300	31,300
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.91% 10/6/17, LOC Fannie Mae, VRDN (a)	10,975	10,975
		71,675
North Carolina - 2.5%
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.93% 10/6/17, LOC Branch Banking & Trust Co., VRDN (a)	21,640	21,640
Series 2008 A2, 0.93% 10/6/17, LOC Branch Banking & Trust Co., VRDN (a)	22,100	22,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.05% 10/6/17, LOC Cr. Industriel et Commercial, VRDN (a)	34,050	34,050
		77,790
Ohio - 1.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.01% 10/6/17, VRDN (a)	38,600	38,600
Oklahoma - 0.5%
Univ. Hospitals Trust Rev. Series 2005 A, 1% 10/6/17, LOC Bank of America NA, VRDN (a)	14,905	14,905
Pennsylvania - 0.4%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.94% 10/6/17, LOC TD Banknorth, NA, VRDN (a)	8,890	8,890
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.99% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,000	2,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.04% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
		11,395
Tennessee - 1.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 1.04% 10/6/17, LOC Bank of America NA, VRDN (a)	1,425	1,425
Series 2003, 1.02% 10/2/17, LOC Bank of America NA, VRDN (a)	4,580	4,580
Series 2005, 1.02% 10/2/17, LOC Bank of America NA, VRDN (a)	8,700	8,700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 1999, 1.04% 10/6/17, LOC Bank of America NA, VRDN (a)	4,720	4,720
Series 2004, 1.02% 10/2/17, LOC Bank of America NA, VRDN (a)	4,900	4,900
Series 2006, 1.02% 10/2/17, LOC Bank of America NA, VRDN (a)	5,000	5,000
Series 2008, 1.02% 10/2/17, LOC Bank of America NA, VRDN (a)	6,300	6,300
		35,625
Texas - 1.3%
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.97% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	4,925	4,925
Harris County Hosp. District Rev. Series 2010, 1% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)	1,980	1,980
Houston Arpt. Sys. Rev. Series 2010, 0.96% 10/6/17, LOC Barclays Bank PLC, VRDN (a)	22,335	22,335
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1% 10/6/17 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2005, 0.98% 10/2/17 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,500	5,500
Series 2012, 1% 10/6/17 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1% 10/6/17 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1% 10/6/17 (Total SA Guaranteed), VRDN (a)	4,100	4,100
		41,740
Virginia - 0.0%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.06% 10/6/17, LOC Bank of America NA, VRDN (a)	500	500
Washington - 2.0%
King County Swr. Rev.:
Series 2001 A, 0.98% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,825	11,825
Series 2001 B, 0.95% 10/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,100	2,100
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1% 10/6/17, LOC Freddie Mac, VRDN (a)	12,215	12,215
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.96% 10/6/17, LOC Freddie Mac, VRDN (a)	5,495	5,495
(Reserve at Renton Apts. Proj.) Series 2014, 0.96% 10/6/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	21,000	21,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.96% 10/6/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	5,500	5,500
(Willow Tree Grove Apts. Proj.) Series 2011, 1% 10/6/17, LOC Freddie Mac, VRDN (a)	2,900	2,900
		61,035
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.96% 10/6/17, LOC Branch Banking & Trust Co., VRDN (a)	14,400	14,400
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.07% 10/6/17, VRDN (a)	1,400	1,400
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.06% 10/6/17, VRDN (a)	600	600
		2,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,187,485)		1,187,485

Tender Option Bond - 29.0%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975	6,975
Arizona - 1.4%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,700	15,700
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series Floaters YX 10 32, 0.97% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,230	3,230
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,125	1,125
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,420	1,420
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,195	1,195
Participating VRDN:
Series 16 XM 02 45, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Floaters XM 04 47, 0.97% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
		43,670
California - 0.3%
Dignity Health Participating VRDN Series 17 04, 0.99% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,790	1,790
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.98% 10/6/17 (Liquidity Facility Bank of America NA) (a)(c)	4,980	4,980
		8,170
Colorado - 1.0%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800	800
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	600	600
Series ZF 04 17, 1.09% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	300	300
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.99% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400	400
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	900	900
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,295	1,295
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	17,550	17,550
Series XM 03 05, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,800	1,800
		31,045
Connecticut - 1.0%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.12% 11/10/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000	5,000
Series Floaters 016, 0.99% 10/2/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	25,350	25,350
		30,350
District Of Columbia - 0.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.01% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
District of Columbia Gen. Oblig. Participating VRDN Series Floaters YX 10 39, 0.96% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,755	7,755
Series XF 23 41, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	300	300
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	525	525
		16,435
Florida - 1.2%
Brooks Health Sys. Participating VRDN Series XG 0064, 1% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	6,595	6,595
Eclipse Fdg. Trust Various States Bonds:
Series 2017:
1.09%, tender 12/14/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	800	800
1.09%, tender 12/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,795	2,795
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,000	2,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,930	7,930
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,670	1,670
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,900	1,900
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2214, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
		35,990
Georgia - 0.5%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.99% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	900	900
Fulton County Gen. Oblig. Bonds Series 2017 07, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,295	1,295
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.09%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,735	3,735
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 0.98% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
		15,130
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	605	605
		1,605
Illinois - 3.0%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,435	4,435
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	100	100
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series 17 XM 0492, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
Series Floaters XF 25 00, 1% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,400	1,400
Series Floaters XG 01 22, 0.96% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,335	7,335
Series Floaters XM 05 19, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 0022, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,795	3,795
Series XF 23 38, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,975	2,975
Series ZF 04 78, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,925	5,925
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 1% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,600	8,600
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.02% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series 15 XF2202, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 XM 0078, 0.99% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,180	5,180
Series Floaters E100, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	21,500	21,500
Series Floaters XL 00 41, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,040	10,040
Series XF 23 98, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,780	2,780
Series ZF 24 04, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,635	1,635
The County of Cook Participating VRDN Series XF 23 13, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	300	300
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1% 10/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	500	500
		93,600
Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.01% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000	2,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.550% 1.11%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	5,400	5,400
		7,400
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.99% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
		12,500
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.99% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	10,100	10,100
Series Floaters XF 24 91, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Series Floaters XG 01 50, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,860	1,860
		17,560
Maryland - 0.1%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,290	1,290
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.02% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000	2,000
		3,290
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	6,200	6,200
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.14%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	1,175	1,175
		7,375
Michigan - 0.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.01% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200	6,200
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	300	300
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Series RBC 2016 ZM0131, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
		10,500
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.01% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 11/10/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,900	8,900
Nebraska - 0.1%
Douglas County School District #1 Bonds Series 2016 27, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,200	2,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 0.99% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600	600
		2,800
Nevada - 0.7%
Clark County Fuel Tax:
Bonds Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 12/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN ROC II R 11836, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	3,450	3,450
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Series ZF 04 79, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,600	4,600
		21,010
New Jersey - 3.7%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,695	15,695
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	98,400	98,400
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.11% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300	300
		114,395
New York - 2.8%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters ZF 05 31, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,030	13,030
Series Putters 15 XM0002, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,520	9,520
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.96% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Series ROC II R 14022, 0.96% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,185	2,185
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.96% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,100	6,100
Series Floaters XF 05 25, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,320	15,320
New York Dorm. Auth. Revs. Participating VRDN Series XF 0291, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000	15,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,185	3,185
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.96% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series XM 04 76, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,195	2,195
		85,700
North Carolina - 1.2%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.97% 10/6/17 (Liquidity Facility Bank of America NA) (a)(c)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZM 05 34, 0.97% 10/6/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series 16 XF 0290, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series EGL 14 0051, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series EGL 14 0052, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,850	2,850
Series MS 15 ZM0105, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,185	2,185
Series XM 02 82, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,505	1,505
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.96% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.97% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
		38,055
Ohio - 0.7%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400	400
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 11/10/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900	1,900
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 11/10/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,900	16,900
		20,900
Oklahoma - 0.0%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Oregon - 0.2%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,800	1,800
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	890	890
		5,690
Pennsylvania - 1.7%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series Putters 0047, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.750% 1.11%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	10,900	10,900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,500	30,500
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,750	2,750
Series Putters 14 XM0005, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,560	3,560
		52,210
South Carolina - 0.4%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,750	6,750
Series Floaters XG 01 49, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400	2,400
		11,345
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.04% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
		3,600
Texas - 2.9%
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Conroe Independent School District Bonds Series 2016 15, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,290	1,290
Cypress-Fairbanks Independent School District Bonds Series 2016 7, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	790	790
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series 15 XF008, 0.96% 10/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,355	5,355
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485	10,485
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	780	780
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,200	1,200
New Caney Independent School District Participating VRDN Series Floaters 05 69, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,285	1,285
Pflugerville Independent School District Participating VRDN Series 2017, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.97% 10/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 04, 0.97% 10/6/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.04% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	700	700
		90,950
Utah - 0.3%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 0.99% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 0.97% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,660	2,660
		9,590
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,850	2,850
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Participating VRDN Series 15 ZF0166, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,315	1,315
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	17,900	17,900
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Participating VRDN Series 15 ZF0173, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 10/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	495	495
		33,510
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
Eclipse Fdg. Trust Various States Bonds Series 2017, 1.09%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.98% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series ROC II R 11962, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series Floaters XM 05 24, 0.97% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)	2,538	2,538
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	600	600
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 10/26/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,190	1,190
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 0.97% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,250	1,250
Series 16 XM0219, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335	4,335
0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,625	4,625
Series 15 XF0148, 0.97% 10/6/17 (Liquidity Facility Bank of America NA) (a)(c)	7,485	7,485
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,530	2,530
		37,688
Wisconsin - 0.3%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 12/14/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.14% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	1,455	1,455
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.14% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	800	800
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XG 00 72, 1.01% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700	700
Series XM 04 79, 0.97% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
		8,155
TOTAL TENDER OPTION BOND
(Cost $898,873)		898,873

Other Municipal Security - 25.8%
Alabama - 0.7%
Huntsville Health Care Auth. Rev. Series 2017:
0.86% 11/2/17, CP	5,300	5,300
0.93% 12/1/17, CP	11,000	11,000
0.93% 12/11/17, CP	5,000	5,000
		21,300
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,425	1,441
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.86% 12/4/17, CP	6,500	6,500
		7,941
California - 0.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,900	5,900
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,510	2,510
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017, 0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	8,400	8,400
		16,810
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2017, 4% 6/28/18	15,000	15,328
Connecticut - 0.5%
Bethel Gen. Oblig. BAN Series 2017, 1.25% 10/17/17	1,155	1,155
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,800	5,807
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 1.01% 1/1/18 (a)	600	600
Series 2016 G, 4% 11/1/17	3,500	3,508
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 0.89% tender 10/2/17, CP mode	4,200	4,200
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	600	603
		15,873
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.88% 1/4/18, LOC JPMorgan Chase Bank, CP	2,800	2,800
0.9% 11/20/17, LOC JPMorgan Chase Bank, CP	3,600	3,600
0.91% 12/21/17, LOC JPMorgan Chase Bank, CP	4,800	4,800
		11,200
Florida - 2.2%
Broward County School District TAN Series 2017, 2% 6/15/18	10,800	10,878
Florida Local Govt. Fin. Cmnty.:
Series 11A1:
0.85% 11/3/17, LOC JPMorgan Chase Bank, CP	23,500	23,500
0.9% 10/3/17, LOC JPMorgan Chase Bank, CP	2,300	2,300
Series A-1, 0.96% 11/3/17, LOC JPMorgan Chase Bank, CP	2,500	2,500
Miami-Dade County Wtr. & Swr. Rev. Series A1:
0.89% 11/7/17, LOC Barclays Bank PLC, CP	12,300	12,300
0.9% 11/16/17, LOC Barclays Bank PLC, CP	8,000	8,000
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 4/27/18 (a)(d)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.19%, tender 4/27/18 (a)(d)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 4/27/18 (a)(d)	5,300	5,300
		69,578
Georgia - 1.5%
Atlanta Arpt. Rev.:
Series D-1:
1.01% 10/3/17, LOC Bank of America NA, CP	3,100	3,100
1.05% 10/3/17, LOC Bank of America NA, CP	900	900
Series D-3:
1.01% 10/3/17, LOC Bank of America NA, CP	623	623
1.1% 10/3/17, LOC Bank of America NA, CP	100	100
Series E-1:
1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,600	1,600
1.05% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	500	500
Series E-3:
1.01% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
1.02% 10/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,600	1,600
Atlanta Wtr. & Wastewtr. Rev. Series A:
1% 10/2/17, LOC PNC Bank NA, CP	7,105	7,105
1% 10/3/17, LOC Wells Fargo Bank NA, CP	700	700
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85A, 0.91% tender 11/6/17, LOC Barclays Bank PLC, CP mode	3,700	3,700
Series B, 0.87% 11/6/17, LOC PNC Bank NA, CP	7,200	7,200
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	9,300	9,300
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,730	10,730
		47,758
Idaho - 0.2%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.85%, tender 12/1/17 (a)	6,500	6,500
Illinois - 2.3%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,100	3,130
Series 16B2, 0.9% 12/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.87% 10/2/17, LOC PNC Bank NA, CP	34,040	34,040
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 4/27/18 (a)(d)	600	600
Series 12H:
0.89% tender 12/11/17, CP mode	5,700	5,700
0.9% tender 12/1/17, CP mode	10,000	10,000
0.91% tender 2/2/18, CP mode	2,400	2,400
Series 12I:
0.9% tender 11/13/17, CP mode	4,760	4,760
0.93% tender 1/3/18, CP mode	10,000	10,000
		71,330
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 0.9% 12/6/17, LOC JPMorgan Chase Bank, CP	8,200	8,200
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	5,100	5,100
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	2,100	2,100
Maryland - 0.3%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.85%, tender 12/1/17 (a)	9,605	9,605
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Bonds Series B, 0.005% x SIFMA Municipal Swap Index 1.42% 2/1/18 (a)(b)(d)	8,000	8,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series B, 1.15% tender 11/9/17, CP mode	2,400	2,400
(New England Pwr. Co. Proj.):
Series 1992, 1% tender 10/6/17, CP mode	6,070	6,070
Series 1993 A, 1% tender 10/20/17, CP mode	2,200	2,200
Series 93B, 1% tender 10/26/17, CP mode	4,200	4,200
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series C, 0.86% 12/1/17, LOC Barclays Bank PLC, CP	1,500	1,500
		24,370
Michigan - 0.7%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds Series 2011 A, 5% 11/15/17	1,200	1,206
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.85%, tender 12/1/17 (a)	9,200	9,200
Michigan Hosp. Fin. Auth. Rev. Bonds Series C, 0.86% tender 12/1/17, CP mode	1,100	1,100
Univ. of Michigan Rev.:
Series K1:
0.84% 10/5/17, CP	3,355	3,355
0.86% 11/3/17, CP	3,100	3,100
Series K2:
0.87% 6/4/18, CP	845	845
0.89% 5/1/18, CP	3,600	3,600
		22,406
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series 07 C, 0.84% 11/2/17, CP	4,200	4,200
Series 07B, 0.87% 12/6/17, CP	2,800	2,800
		7,000
Missouri - 0.1%
Curators of the Univ. of Missouri Series A:
0.86% 12/6/17, CP	1,500	1,500
0.89% 11/3/17, CP	2,000	2,000
		3,500
Montana - 0.0%
Montana Board of Invt. Bonds Series 2013, 1.2%, tender 3/1/18 (a)	1,300	1,300
Nebraska - 0.7%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2017 A, 0.85% 11/3/17, CP	2,300	2,300
Series A:
0.89% 1/3/18, CP	2,500	2,500
0.9% 10/3/17, CP	2,200	2,200
0.9% 11/2/17, CP	1,600	1,600
0.91% 12/1/17, CP	3,500	3,500
0.91% 12/5/17, CP	5,600	5,600
0.92% 12/4/17, CP	4,800	4,800
		22,500
Nevada - 0.2%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.86% 12/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,400	3,400
0.88% 1/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,600	2,600
		6,000
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,890	2,890
New Jersey - 0.4%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	1,900	1,912
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	2,100	2,105
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,049
Paramus BAN Series 2017, 2% 2/16/18	2,400	2,408
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	2,500	2,504
		12,978
New York - 0.7%
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	2,000	2,007
New York City Trust For Cultural Bonds Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 0.98%, tender 4/9/18 (a)(d)	2,100	2,100
New York Pwr. Auth. Series 2, 0.98% 10/11/17, CP	2,400	2,400
Riverhead Central School District TAN Series 2017, 2% 6/27/18	9,800	9,875
Sachem Central School District of Holbrook TAN Series 2017, 2% 6/28/18	5,000	5,037
		21,419
Ohio - 1.4%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	385	385
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	700	703
Franklin County Rev. Bonds Series 2013 OH, SIFMA Municipal Swap Index + 0.000% 0.85%, tender 12/1/17 (a)(d)	15,300	15,300
Huber Heights BAN Series 2016, 2.75% 12/12/17	1,611	1,615
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	800	805
Ohio Higher Edl. Facility Commission Rev. Bonds:
( the Cleveland Clinic Foundation Proj.) Series B-5, 0.96% tender 12/11/17, CP mode	1,000	1,000
Series 08B5, 0.94% tender 10/5/17, CP mode	16,000	16,000
Series 08B6, 0.85% tender 11/9/17, CP mode	5,200	5,200
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.89% tender 12/6/17, CP mode	2,000	2,000
		43,008
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.86% 12/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,000	1,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.29%, tender 4/27/18 (a)(d)	1,705	1,705
		2,705
Tennessee - 0.8%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.87% 10/26/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,400	2,400
0.93% 11/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,100	4,100
0.97% 11/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,000	4,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B-2, 0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,100	2,100
Series B1:
0.87% 12/5/17 (Liquidity Facility JPMorgan Chase Bank), CP	4,100	4,100
0.9% 11/2/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
		24,200
Texas - 7.7%
Austin Elec. Util. Sys. Rev. Series A:
0.84% 10/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,550	2,550
0.85% 10/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,200	6,200
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series A, 0.9% 10/31/17, CP	1,200	1,200
Fort Bend Independent School District Series 2017:
0.86% 10/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
0.96% 10/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.002% x SIFMA Municipal Swap Index 1.14%, tender 4/27/18 (a)(d)	2,900	2,900
Series 16B1, 0.95% tender 10/4/17, CP mode	19,300	19,300
Series 16B2, 0.89% tender 11/2/17, CP mode	20,100	20,100
Series 16B3, 0.87% tender 12/5/17, CP mode	6,700	6,700
Harris County Gen. Oblig.:
Series 2017, 0.89% 10/5/17 (Liquidity Facility JPMorgan Chase Bank), CP	900	900
Series A1, 0.86% 10/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
Series D, 0.85% 10/5/17 (Liquidity Facility JPMorgan Chase Bank), CP	10,300	10,300
Harris County Metropolitan Trans. Auth.:
Series A1:
0.91% 11/14/17 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
0.97% 10/10/17 (Liquidity Facility JPMorgan Chase Bank), CP	4,650	4,650
1% 10/4/17 (Liquidity Facility JPMorgan Chase Bank), CP	4,400	4,400
1% 1/30/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,200	4,200
Series A3:
0.9% 11/14/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,500	1,500
0.97% 10/10/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
Houston Gen. Oblig. Series E1:
0.86% 10/31/17, LOC Citibank NA, CP	800	800
0.93% 10/31/17, LOC Citibank NA, CP	1,600	1,600
0.95% 11/9/17, LOC Citibank NA, CP	800	800
Lower Colorado River Auth. Rev.:
Series 2017:
0.85% 11/2/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,473	2,473
0.91% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
Series B:
0.85% 11/3/17, LOC State Street Bank & Trust Co., Boston, CP	1,117	1,117
0.87% 10/2/17, LOC State Street Bank & Trust Co., Boston, CP	8,489	8,489
0.91% 2/2/18, LOC State Street Bank & Trust Co., Boston, CP	4,900	4,900
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,130	2,155
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.24%, tender 4/27/18 (a)(d)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 4/27/18 (a)(d)	2,400	2,400
Texas A&M Univ. Rev. Series B, 0.95% 10/3/17, CP	7,300	7,300
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	72,350	74,357
Texas Muni. Pwr. Agcy. Rev. Series 05:
0.87% 10/17/17, LOC Barclays Bank PLC, CP	1,300	1,300
0.88% 10/17/17, LOC Barclays Bank PLC, CP	1,800	1,800
Univ. of Texas Board of Regents Sys. Rev.:
Series A:
0.86% 11/1/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,700	7,700
0.97% 10/11/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
1.03% 10/2/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.9% 12/12/17, CP	4,100	4,100
Upper Trinity Reg'l. Wtr. District Series 2017, 0.93% 12/1/17, LOC Bank of America NA, CP	4,000	4,000
		238,591
Virginia - 0.3%
Norfolk Econ. Dev. Auth. Rev. Series 2017, 0.9% 12/6/17, CP	1,900	1,900
Univ. of Virginia Gen. Rev. Series 2017 A, 0.91% 11/7/17, CP	7,600	7,600
		9,500
Washington - 0.4%
Univ. of Washington Univ. Revs. Series 8:
0.87% 12/11/17, CP	4,100	4,100
0.9% 2/20/18, CP	7,500	7,500
		11,600
Wisconsin - 1.2%
Wisconsin Gen. Oblig.:
Series 06A, 0.85% 11/2/17 (Liquidity Facility BMO Harris Bank NA), CP	4,336	4,336
Series 16A, 0.95% 10/4/17 (Liquidity Facility BMO Harris Bank NA), CP	32,000	32,000
Wisconsin Trans. Rev. Series 13A, 0.97% 10/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
		38,336
TOTAL OTHER MUNICIPAL SECURITY
(Cost $800,926)		800,926
	Shares (000s)	Value (000s)

Investment Company - 6.3%
Fidelity Tax-Free Cash Central Fund, 0.96% (f)(g)
(Cost $196,756)	196,740	$196,756
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $3,084,040)		3,084,040
NET OTHER ASSETS (LIABILITIES) - 0.7%		21,415
NET ASSETS - 100%		$3,105,455

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,555,000 or 0.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,315,000 or 1.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 8/1/17	$6,595
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.11%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,400
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.14%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$1,175
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.750% 1.11%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/17	$10,900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 8/1/17	$1,900
Riverton Hosp. Rev. Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.12%, tender 10/5/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 9/11/17	$3,560
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.22%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.14% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$1,455
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, 1.14% 10/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$599
Total	$599

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,887,284)	$2,887,284
Fidelity Central Funds (cost $196,756)	196,756
Total Investment in Securities (cost $3,084,040)		$3,084,040
Cash		47
Receivable for investments sold		51,031
Receivable for fund shares sold		40,641
Interest receivable		4,322
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		7
Receivable from investment adviser for expense reductions		93
Other receivables		56
Total assets		3,180,350
Liabilities
Payable for investments purchased	$59,295
Payable for fund shares redeemed	14,493
Distributions payable	493
Accrued management fee	351
Distribution and service plan fees payable	1
Other affiliated payables	175
Other payables and accrued expenses	87
Total liabilities		74,895
Net Assets		$3,105,455
Net Assets consist of:
Paid in capital		$3,105,356
Accumulated undistributed net realized gain (loss) on investments		99
Net Assets		$3,105,455
Class I:
Net Asset Value, offering price and redemption price per share ($3,098,453 ÷ 3,097,146 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($383 ÷ 382 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($5,478 ÷ 5,478 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($1,141 ÷ 1,140 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2017 (Unaudited)
Investment Income
Interest		$11,325
Income from Fidelity Central Funds		599
Total income		11,924
Expenses
Management fee	$1,902
Transfer agent fees	815
Distribution and service plan fees	7
Accounting fees and expenses	125
Custodian fees and expenses	12
Independent trustees' fees and expenses	5
Registration fees	91
Audit	21
Legal	2
Miscellaneous	7
Total expenses before reductions	2,987
Expense reductions	(527)	2,460
Net investment income (loss)		9,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105
Fidelity Central Funds	8
Total net realized gain (loss)		113
Net increase in net assets resulting from operations		$9,577

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,464	$7,112
Net realized gain (loss)	113	(14)
Net increase in net assets resulting from operations	9,577	7,098
Distributions to shareholders from net investment income	(9,462)	(7,113)
Distributions to shareholders from net realized gain	–	(1,040)
Total distributions	(9,462)	(8,153)
Share transactions - net increase (decrease)	837,592	619,958
Total increase (decrease) in net assets	837,707	618,903
Net Assets
Beginning of period	2,267,748	1,648,845
End of period	$3,105,455	$2,267,748
Other Information
Distributions in excess of net investment income end of period	$–	$(2)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001B	.001	–A	–A	–A
Total from investment operations	.003	.005	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.004)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A	–
Total distributions	(.003)	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.35%	.50%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.22%G	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%G	.18%	.05%	.06%	.11%	.18%
Expenses net of all reductions	.18%G	.18%	.05%	.06%	.10%	.17%
Net investment income (loss)	.69%G	.44%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,098	$2,262	$1,429	$2,166	$2,055	$2,342

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.003	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.003)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A	–
Total distributions	(.003)	(.003)B	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.27%	.35%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%G	.33%	.06%	.06%	.11%	.17%
Expenses net of all reductions	.33%G	.33%	.05%	.06%	.10%	.17%
Net investment income (loss)	.55%G	.29%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–	$–	$1	$12	$12	$12

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001B	.001	–A	–A	–A
Total from investment operations	.002	.003	.001	–A	–A	–A
Distributions from net investment income	(.002)	(.002)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A	–
Total distributions	(.002)	(.003)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.22%	.25%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.43%G	.39%	.06%	.06%	.11%	.17%
Expenses net of all reductions	.43%G	.39%	.06%	.06%	.10%	.17%
Net investment income (loss)	.45%G	.23%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$215	$285	$275	$323

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.004	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.004)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A	–
Total distributions	(.003)	(.004)B	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.32%	.44%	.08%	.03%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%G	.23%	.06%	.06%	.11%	.18%
Expenses net of all reductions	.23%G	.23%	.06%	.06%	.11%	.18%
Net investment income (loss)	.64%G	.39%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1	$–	$4	$4	$7	$8

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

Money Market Portfolio offered Class F shares during the period June 26, 2009 through May 20, 2016 and all outstanding shares were redeemed by May 20, 2016. All prior fiscal period dollar and share amounts for Money Market Portfolio Class F presented in the Notes to Financial Statements are for the period April 1, 2016 to May 20, 2016.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$13,207,920	$–	$–	$–
Treasury Portfolio	24,722,958	–	–	–
Government Portfolio	98,073,269	–	–	–
Money Market Portfolio	22,586,047	–	–	–
Prime Money Market Portfolio	13,286,405	1,242	(120)	1,122
Prime Reserves Portfolio	2,936,118	168	(45)	123
Tax-Exempt Portfolio	3,084,040	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Government Portfolio	$(118)

No expiration Short-term
Tax-Exempt Portfolio	$(15)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$154	$37
Class III	1,196	461
Class IV	89	–
Select Class	38	21
	$1,477	$519
Treasury Portfolio:
Class II	$676	$44
Class III	3,212	1,195
Class IV	1,924	–
Select Class	63	12
	$5,875	$1,251
Government Portfolio:
Class II	$548	$427
Class III	3,816	1,229
Select Class	181	5
	$4,545	$1,661
Money Market Portfolio:
Class II	$14	$–(a)
Class III	111	–
Select Class	4	–(a)
	$129	$–(a)
Prime Money Market Portfolio:
Class II	$28	$8
Class III	11	1
Class IV	–(a)	–(a)
Select Class	5	1
	$44	$10
Prime Reserves Portfolio:
Class II	$1	$1
Class III	1	1
Select Class	1	1
	$3	$3
Tax-Exempt Portfolio:
Class II	$–(a)	$–(a)
Class III	7	–
Select Class	–(a)	–(a)
	$7	$–(a)

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$2,140
Class II	61
Class III	287
Class IV	11
Select ClassIV	45
Institutional ClassIV	697
$3,241
Treasury Portfolio
Class I	$2,514
Class II	271
Class III	771
Class IV	231
Select ClassIV	76
Institutional ClassIV	1,170
$5,033
Government Portfolio
Class I	$9,605
Class II	219
Class III	916
Select Class	218
Institutional Class	8,902
$19,860
Money Market Portfolio
Class I	$2,664
Class II	6
Class III	27
Select Class	4
Institutional Class	1,584
$4,285
Prime Money Market Portfolio
Class I	$342
Class II	11
Class III	3
Class IV	–(a)
Select Class	6
Institutional Class	1,595
$1,957
Prime Reserves Portfolio
Class I	$263
Class II	–(a)
Class III	–(a)
Select Class	1
Institutional Class	196
$460
Tax-Exempt Portfolio
Class I	$813
Class II	–(a)
Class III	2
Select Class	–(a)
$815

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	16,618	1.14%
Prime Reserves Portfolio	Lender	15,452	1.19%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Treasury Portfolio	$1
Money Market Portfolio	9
Prime Money Market Portfolio	7
Prime Reserves Porfolio	1

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,096
Class II	.33%	31
Class III	.43%	143
Class IV	.68%	5
Select Class	.23%	23
Institutional Class	.14%	944
Treasury Portfolio
Class I	.18%	$1,221
Class II	.33%	127
Class III	.43%	362
Class IV	.68%	104
Select Class	.23%	36
Institutional Class	.14%	1,516
Government Portfolio
Class I	.18%	$3,922
Class II	.33%	87
Class III	.43%	374
Select Class	.23%	90
Institutional Class	.14%	10,266
Money Market Portfolio
Class I	.18%	$1,367
Class II	.33%	3
Class III	.43%	14
Select Class	.23%	2
Institutional Class	.14%	2,160
Prime Money Market Portfolio
Class I	.18%	$195
Class II	.33%	6
Class III	.43%	1
Class IV	.68%	–(a)
Select Class	.23%	4
Institutional Class	.14%	2,326
Prime Reserves Portfolio
Class I	.18%	$206
Class II	.33%	–(a)
Class III	.43%	–(a)
Select Class	.23%	1
Institutional Class	.14%	374
Tax-Exempt Portfolio
Class I	.18%	$523
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	1

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$3
Treasury Portfolio	6
Government Portfolio	13
Money Market Portfolio	6
Prime Money Market Portfolio	–
Prime Reserves Portfolio	–(a)
Tax-Exempt Portfolio	2

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017	Year ended March 31, 2017
Treasury Only Portfolio
From net investment income
Class I	$25,967	$19,836
Class II	615	161
Class III	2,319	399
Class IV	42	8
Select Class	530	257
Institutional Class	18,035	10,556
Total	$47,508	$31,217
Treasury Portfolio
From net investment income
Class I	$32,100	$27,548
Class II	3,012	432
Class III	6,706	1,362
Class IV	1,028	90
Select Class	912	648
Institutional Class	32,456	16,422
Total	$76,214	$46,502
Government Portfolio
From net investment income
Class I	$122,600	$97,048
Class II	2,194	1,324
Class III	7,948	1,908
Select Class	2,642	1,728
Institutional Class	241,760	171,199
Total	$377,144	$273,207
Money Market Portfolio
From net investment income
Class I	$51,286	$51,603
Class II	93	128
Class III	401	681
Select Class	81	175
Class F	–	1,013
Institutional Class	62,921	72,560
Total	$114,782	$126,160
Prime Money Market Portfolio
From net investment income
Class I	$6,255	$21,114
Class II	174	500
Class III	38	628
Class IV	–	5
Select Class	107	2,111
Institutional Class	60,543	136,235
Total	$67,117	$160,593
From net realized gain
Class I	$–	$1,805
Class II	–	141
Class III	–	148
Select Class	–	20
Institutional Class	–	8,246
Total	$–	$10,360
Prime Reserves Portfolio
From net investment income
Class I	$4,867	$1,214(a)
Class II	5	3(a)
Class III	5	3(a)
Select Class	12	4(a)
Institutional Class	7,542	2,571(a)
Total	$12,431	$3,795(a)
Tax-Exempt Portfolio
From net investment income
Class I	$9,447	$7,094
Class II	1	1
Class III	12	17
Select Class	2	1
Total	$9,462	$7,113
From net realized gain
Class I	$–	$980
Class II	–	–(b)
Class III	–	60
Select Class	–	–(b)
Total	$–	$1,040

 (a) Distributions are for the period June 2, 2016 (commencement of operations) to March 31, 2017.

 (b) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017	Year ended March 31, 2017	Six months ended September 30, 2017	Year ended March 31, 2017
Treasury Only Portfolio
Class I
Shares sold	5,764,576	15,240,325	$5,764,576	$15,240,325
Reinvestment of distributions	16,679	12,773	16,679	12,773
Shares redeemed	(6,438,080)	(17,650,692)	(6,438,080)	(17,650,692)
Net increase (decrease)	(656,825)	(2,397,594)	$(656,825)	$(2,397,594)
Class II
Shares sold	231,669	297,056	$231,669	$297,056
Reinvestment of distributions	210	85	210	85
Shares redeemed	(174,795)	(445,655)	(174,795)	(445,655)
Net increase (decrease)	57,084	(148,514)	$57,084	$(148,514)
Class III
Shares sold	2,052,588	4,840,544	$2,052,588	$4,840,544
Reinvestment of distributions	1,091	184	1,091	184
Shares redeemed	(2,078,098)	(4,750,231)	(2,078,098)	(4,750,231)
Net increase (decrease)	(24,419)	90,497	$(24,419)	$90,497
Class IV
Shares sold	73,343	125,268	$73,343	$125,268
Reinvestment of distributions	42	8	42	8
Shares redeemed	(70,079)	(430,935)	(70,079)	(430,935)
Net increase (decrease)	3,306	(305,659)	$3,306	$(305,659)
Select Class
Shares sold	510,624	1,280,315	$510,624	$1,280,315
Reinvestment of distributions	215	145	215	145
Shares redeemed	(450,623)	(1,366,793)	(450,623)	(1,366,793)
Net increase (decrease)	60,216	(86,333)	$60,216	$(86,333)
Institutional Class
Shares sold	5,437,644	9,635,535	$5,437,644	$9,635,535
Reinvestment of distributions	10,105	5,228	10,105	5,228
Shares redeemed	(5,411,761)	(6,678,289)	(5,411,761)	(6,678,289)
Net increase (decrease)	35,988	2,962,474	$35,988	$2,962,474
Treasury Portfolio
Class I
Shares sold	34,258,180	80,854,303	$34,258,180	$80,854,303
Reinvestment of distributions	10,704	8,190	10,704	8,190
Shares redeemed	(34,159,510)	(82,194,540)	(34,159,510)	(82,194,540)
Net increase (decrease)	109,374	(1,332,047)	$109,374	$(1,332,047)
Class II
Shares sold	1,884,460	2,878,086	$1,884,460	$2,878,086
Reinvestment of distributions	26	13	26	13
Shares redeemed	(854,623)	(3,071,872)	(854,623)	(3,071,872)
Net increase (decrease)	1,029,863	(193,773)	$1,029,863	$(193,773)
Class III
Shares sold	4,484,980	8,729,467	$4,484,980	$8,729,467
Reinvestment of distributions	841	184	841	184
Shares redeemed	(4,394,856)	(9,027,771)	(4,394,856)	(9,027,771)
Net increase (decrease)	90,965	(298,120)	$90,965	$(298,120)
Class IV
Shares sold	849,277	931,051	$849,277	$931,051
Reinvestment of distributions	35	–(a)	35	–(b)
Shares redeemed	(837,715)	(1,042,845)	(837,715)	(1,042,845)
Net increase (decrease)	11,597	(111,794)	$11,597	$(111,794)
Select Class
Shares sold	707,713	1,653,663	$707,713	$1,653,663
Reinvestment of distributions	164	177	164	177
Shares redeemed	(715,137)	(1,665,048)	(715,137)	(1,665,048)
Net increase (decrease)	(7,260)	(11,208)	$(7,260)	$(11,208)
Institutional Class
Shares sold	48,121,217	47,643,870	$48,121,217	$47,643,870
Reinvestment of distributions	23,097	12,675	23,097	12,675
Shares redeemed	(43,037,172)	(44,216,941)	(43,037,172)	(44,216,941)
Net increase (decrease)	5,107,142	3,439,604	$5,107,142	$3,439,604
Government Portfolio
Class I
Shares sold	119,142,903	216,719,320	$119,142,903	$216,719,320
Reinvestment of distributions	37,142	26,560	37,142	26,560
Shares redeemed	(120,707,907)	(207,297,666)	(120,707,907)	(207,297,666)
Net increase (decrease)	(1,527,862)	9,448,214	$(1,527,862)	$9,448,214
Class II
Shares sold	3,249,290	6,254,053	$3,249,290	$6,254,053
Reinvestment of distributions	186	126	186	126
Shares redeemed	(3,599,504)	(5,830,322)	(3,599,504)	(5,830,322)
Net increase (decrease)	(350,028)	423,857	$(350,028)	$423,857
Class III
Shares sold	3,799,743	7,571,865	$3,799,743	$7,571,865
Reinvestment of distributions	2,716	728	2,716	728
Shares redeemed	(3,558,179)	(6,492,450)	(3,558,179)	(6,492,450)
Net increase (decrease)	244,280	1,080,143	$244,280	$1,080,143
Select Class
Shares sold	1,851,401	3,163,969	$1,851,401	$3,163,969
Reinvestment of distributions	2,237	1,025	2,237	1,025
Shares redeemed	(1,686,628)	(2,809,636)	(1,686,628)	(2,809,636)
Net increase (decrease)	167,010	355,358	$167,010	$355,358
Institutional Class
Shares sold	243,022,395	418,317,187	$243,022,395	$418,317,187
Reinvestment of distributions	155,324	113,432	155,324	113,432
Shares redeemed	(238,183,735)	(379,400,119)	(238,183,735)	(379,400,119)
Net increase (decrease)	4,993,984	39,030,500	$4,993,984	$39,030,500
Money Market Portfolio
Class I
Shares sold	6,555,087	11,251,590	$6,555,087	$11,251,590
Reinvestment of distributions	44,720	42,256	44,720	42,256
Shares redeemed	(3,683,351)	(23,578,146)	(3,683,351)	(23,578,146)
Net increase (decrease)	2,916,456	(12,284,300)	$2,916,456	$(12,284,300)
Class II
Shares sold	26,353	99,339	$26,353	$99,339
Reinvestment of distributions	93	115	93	115
Shares redeemed	(15,827)	(161,055)	(15,827)	(161,055)
Net increase (decrease)	10,619	(61,601)	$10,619	$(61,601)
Class III
Shares sold	41,047	1,252,013	$41,047	$1,252,013
Reinvestment of distributions	400	419	400	419
Shares redeemed	(41,057)	(2,290,247)	(41,057)	(2,290,247)
Net increase (decrease)	390	(1,037,815)	$390	$(1,037,815)
Select Class
Shares sold	3,901	224,289	$3,901	$224,289
Reinvestment of distributions	81	62	81	62
Shares redeemed	(591)	(435,943)	(591)	(435,943)
Net increase (decrease)	3,391	(211,592)	$3,391	$(211,592)
Class F
Shares sold	–	129,619	$–	$129,619
Reinvestment of distributions	–	713	–	713
Shares redeemed	–	(2,434,015)	–	(2,434,015)
Net increase (decrease)	–	(2,303,683)	$–	$(2,303,683)
Institutional Class
Shares sold	6,568,119	25,232,850	$6,568,119	$25,232,850
Reinvestment of distributions	56,099	61,995	56,099	61,995
Shares redeemed	(4,866,717)	(37,111,312)	(4,866,717)	(37,111,312)
Net increase (decrease)	1,757,501	(11,816,467)	$1,757,501	$(11,816,467)
Prime Money Market Portfolio
Class I
Shares sold	2,734,696	74,144,867	$2,736,060	$74,146,617
Reinvestment of distributions	2,855	8,804	2,857	8,805
Shares redeemed	(2,875,636)	(82,924,114)	(2,877,066)	(82,926,664)
Net increase (decrease)	(138,085)	(8,770,443)	$(138,149)	$(8,771,242)
Class II
Shares sold	74,680	3,641,037	$74,710	$3,641,047
Reinvestment of distributions	138	126	138	126
Shares redeemed	(50,969)	(3,858,268)	(50,990)	(3,858,336)
Net increase (decrease)	23,849	(217,105)	$23,858	$(217,163)
Class III
Shares sold	3,462	2,637,729	$3,464	$2,637,736
Reinvestment of distributions	36	136	36	136
Shares redeemed	(2,268)	(3,523,935)	(2,269)	(3,524,041)
Net increase (decrease)	1,230	(886,070)	$1,231	$(886,169)
Class IV
Shares sold	–	39,312	$–	$39,312
Reinvestment of distributions	–	5	–	5
Shares redeemed	–	(223,046)	–	(223,046)
Net increase (decrease)	–	(183,729)	$–	$(183,729)
Select Class
Shares sold	5,134	3,823,277	$5,137	$3,823,282
Reinvestment of distributions	106	1,007	106	1,007
Shares redeemed	(13,155)	(4,567,165)	(13,162)	(4,567,177)
Net increase (decrease)	(7,915)	(742,881)	$(7,919)	$(742,888)
Institutional Class
Shares sold	31,745,487	236,441,408	$31,758,002	$236,454,059
Reinvestment of distributions	44,689	84,139	44,707	84,149
Shares redeemed	(28,628,598)	(273,660,217)	(28,639,886)	(273,673,354)
Net increase (decrease)	3,161,578	(37,134,670)	$3,162,823	$(37,135,146)
Prime Reserves Portfolio
Class I
Shares sold	1,020,569	694,526(c)	$1,020,771	$694,596(c)
Reinvestment of distributions	3,224	744(c)	3,225	744(c)
Shares redeemed	(391,737)	(155,762)(c)	(391,815)	(155,776)(c)
Net increase (decrease)	632,056	539,508(c)	$632,181	$539,564(c)
Class II
Shares sold	–	1,000(c)	$–	$1,000(c)
Reinvestment of distributions	4	3(c)	4	3(c)
Net increase (decrease)	4	1,003(c)	$4	$1,003(c)
Class III
Shares sold	1,594	1,000(c)	$1,594	$1,000(c)
Reinvestment of distributions	5	3(c)	5	3(c)
Shares redeemed	–	–(a),(c)	–	–(b),(c)
Net increase (decrease)	1,599	1,003(c)	$1,599	$1,003(c)
Select Class
Shares sold	1,607	1,443(c)	$1,608	$1,443(c)
Reinvestment of distributions	11	4(c)	11	4(c)
Shares redeemed	(376)	–(c)	(376)	–(c)
Net increase (decrease)	1,242	1,447(c)	$1,243	$1,447(c)
Institutional Class
Shares sold	1,526,209	1,676,735(c)	$1,526,513	$1,676,859(c)
Reinvestment of distributions	5,950	2,323(c)	5,951	2,324(c)
Shares redeemed	(767,065)	(714,231)(c)	(767,218)	(714,266)(c)
Net increase (decrease)	765,094	964,827(c)	$765,246	$964,917(c)
Tax-Exempt Portfolio
Class I
Shares sold	2,072,242	2,969,785	$2,072,242	$2,969,785
Reinvestment of distributions	7,048	5,765	7,048	5,765
Shares redeemed	(1,243,389)	(2,141,221)	(1,243,389)	(2,141,221)
Net increase (decrease)	835,901	834,329	$835,901	$834,329
Class II
Shares sold	–	67	$–	$67
Reinvestment of distributions	1	2	1	2
Shares redeemed	–	(447)	–	(447)
Net increase (decrease)	1	(378)	$1	$(378)
Class III
Shares sold	17,499	115,337	$17,499	$115,337
Reinvestment of distributions	7	33	7	33
Shares redeemed	(16,818)	(325,665)	(16,818)	(325,665)
Net increase (decrease)	688	(210,295)	$688	$(210,295)
Select Class
Shares sold	1,000	2,063	$1,000	$2,063
Reinvestment of distributions	2	1	2	1
Shares redeemed	–	(5,762)	–	(5,762)
Net increase (decrease)	1,002	(3,698)	$1,002	$(3,698)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

 (c) For the period June 2, 2016 (commencement of operations) to March 31, 2017.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,003.70	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,002.90	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,002.40	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class IV	.68%
Actual		$1,000.00	$1,001.20	$3.41
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Select Class	.23%
Actual		$1,000.00	$1,003.40	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,003.90	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,003.90	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,003.10	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,002.60	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class IV	.68%
Actual		$1,000.00	$1,001.40	$3.41
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Select Class	.23%
Actual		$1,000.00	$1,003.60	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,004.10	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,003.90	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,003.10	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,002.60	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,003.60	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,004.10	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,005.80	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,005.00	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,004.50	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,005.50	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,006.00	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,005.50	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,004.70	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,004.20	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class IV	.68%
Actual		$1,000.00	$1,002.80	$3.41
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Select Class	.23%
Actual		$1,000.00	$1,005.10	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,005.70	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,005.50	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,004.80	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,004.20	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,005.30	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,005.70	$.70
Hypothetical-C		$1,000.00	$1,024.37	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,003.50	$.90
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,002.70	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,002.20	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,003.20	$1.15
Hypothetical-C		$1,000.00	$1,023.92	$1.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Prime Money Market Portfolio / Prime Reserves Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. As Prime Reserves Portfolio recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board noted that there were portfolio management changes for Government Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio, Tax-Exempt Portfolio, Treasury Portfolio, and Treasury Only Portfolio in March 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund (except Prime Reserves Portfolio) and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Treasury Only Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. For each of Money Market Portfolio and Tax-Exempt Portfolio, the Board noted that the comparisons for 2015 reflect a new Total Mapped Group in light of changes to the fund's shareholder eligibility.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class I, Class II, and Select Class of Tax-Exempt Portfolio ranked below the competitive median for 2016 and the total expense ratio of Class III ranked above the competitive median for 2016.

The Board noted that the total expense ratio of each of Class I and Institutional Class of Money Market Portfolio ranked below the competitive median for 2016, the total expense ratio of Select Class ranked equal to the competitive median for 2016, and the total expense ratio of each of Class II and Class III ranked above the competitive median for 2016.

The Board noted that the total expense ratio of each of Class I and Institutional Class of each of Government Portfolio and Prime Reserves Portfolio ranked below the competitive median for 2016 and the total expense ratio of each of Class II, Class III, and Select Class ranked above the competitive median for 2016.

The Board noted that the total expense ratio of each of Class I and Institutional Class of each of Prime Money Market Portfolio, Treasury Portfolio, and Treasury Only Portfolio ranked below the competitive median for 2016 and the total expense ratio of each of Class II, Class III, Class IV, and Select Class ranked above the competitive median for 2016.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that, for certain classes, Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield. The total expense ratio of the classes noted above ranked above the competitive median for 2016 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be (Class I, Class II, Institutional Class, and Select Class) and due to the class's 12b-1 fee (Class III and Class IV). Excluding fee waivers (and, for Class III and Class IV, 12b-1 fees), the total expense ratio of each class of each fund ranked below the median.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through May 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

IMM-SANN-1117
1.537280.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 29, 2017